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                                                         A Better Way to Vote
                                                              on Proxies!

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                                                       By voting on the Internet

It's fast, convenient and your vote is immediately confirmed and posted.  Just follow these easy steps:

1.       Read the accompanying Proxy Statement and ballot.

2.       Go to the www. AmericanSkandia.com website and look for the Vote link.

3.       Enter your 12-digit control number located on your proxy ballot.

4.       Follow the simple instructions.

American Skandia is preparing for the future.  The American Skandia website allows you to indicate your consent to future electronic delivery of shareholder communications (e.g. proxy statements, prospectuses, shareholder reports and transaction confirmations).  The
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If you consent to electronic delivery, you will be notified, either by e-mail or through your quarterly statement, that a document is
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American Skandia is not required to make all communications electronic and may choose to deliver a paper copy of any document.

  The e-mail address you provide when voting on the Internet will allow us to contact you electronically in the future.  This
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                                                                                                                 American Skandia Life
                                                                                                                 Assurance Corporation
                                                                                                                   One Corporate Drive
                                                                                                                          P.O. Box 883
                                                                                                                Shelton, CT 06484-0883
                                                                                                              Telephone (203) 926-1888
                                                                                                                    Fax (203) 929-8071

August 8, 2001

Dear Valued Customer,

As an American Skandia Life Assurance  Corporation  ("ASLAC")  contract owner or policy holder who beneficially  owns shares of the AST
American  Century  International  Growth  Portfolio II  ("Portfolio  II") of American  Skandia Trust (the  "Trust"),  you are cordially invited to a special meeting of the  shareholders  of Portfolio II to be held at the offices of ASLAC,  One Corporate  Drive,  Shelton,
CT, on September 12, 2001 at 10:00 a.m.

The special meeting is very important to the future of Portfolio II. At the special  meeting,  shareholders  are being asked to approve or disapprove,  as more fully  described in the attached  Prospectus/Proxy  Statement,  a Plan of  Reorganization  that would result in shares of Portfolio II that you beneficially own being exchanged for those of the AST American Century  International  Growth Portfolio
of the Trust ("Portfolio I" and, together with Portfolio II, the  "Portfolios").  The Trustees of the Trust unanimously  recommend that you consider and approve this proposal.  If the  shareholders of Portfolio II approve the proposal,  you will  beneficially  own shares of Portfolio I equal in value to your  investment  in Portfolio  II. You will no longer own shares of  Portfolio  II, and  Portfolio II will no longer exist.

You will not have a taxable gain or loss on the exchange of your shares in the proposed transaction.

The Portfolios  have  investment  objectives  and policies that are  substantially  identical and have been managed in a  substantially identical  manner  since  American  Century  Investment  Management,  Inc.  became  the  sub-advisor  to  Portfolio  II on May 1, 2000.
Therefore, American Skandia Investment Services,  Incorporated,  the Portfolios' investment manager, believes that combining the assets of the Portfolios is appropriate  and that the single,  larger fund that would result from the  transaction may be able to benefit from reduced  trading costs and increased  operational  efficiencies,  leading to reductions in the expenses that are borne by  shareholders for the operation of Portfolio I.

Your  vote is  important  no  matter  how  large or small  your  holdings  are.  We urge  you to read the  Prospectus/Proxy  Statement thoroughly and to indicate your voting  instructions  on the enclosed  Proxy Card(s),  date and sign it, and return it promptly in the envelope  provided to be received by American  Skandia on or before the close of business on September  11, 2001.  The shares that you beneficially  own will be voted in  accordance  with  instructions  received  by that  date.  All  shares of the  Portfolio  for which instructions  are not  received  will be voted in the same  proportion  as the votes  cast by  contract  owners  on the  proxy  issues presented.

Any  questions  or  concerns  you may  have  regarding  the  special  meeting  or the  proxy  should  be  directed  to your  financial representative.

Sincerely,

/s/Gordon Boronow
Gordon Boronow
Deputy Chief Executive Officer
American Skandia Life Assurance Corporation

                                                   SPECIAL MEETING OF SHAREHOLDERS
                                     OF THE AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO II
                                                                  OF
                                                        AMERICAN SKANDIA TRUST

                                                              To be held
                                                          September 12, 2001

To the Shareholders of the AST American Century International Growth Portfolio II of American Skandia Trust:

         Notice is hereby given that a Special Meeting of Shareholders of the AST American  Century  International  Growth Portfolio II
("Portfolio II") of American Skandia Trust (the "Trust"), will be held at One Corporate Drive, Shelton,  Connecticut 06484 on September
12, 2001 at 10:00 a.m.  Eastern  Time,  or at such  adjourned  time as may be  necessary  to vote (the  "Meeting"),  for the  following purposes:

         I.       To  approve  a Plan  of  Reorganization  of the  Trust  on  behalf  of  Portfolio  II and the  AST  American  Century
International  Growth Portfolio of the Trust  ("Portfolio I"), that provides for the acquisition of substantially  all of the assets of
Portfolio II in exchange  for shares of  Portfolio I, the  distribution  of such shares to the  shareholders  of Portfolio  II, and the complete liquidation and dissolution of Portfolio II.

II.      To transact such other business as may properly come before the Meeting or any adjournment thereof.

         A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

         The matters referred to above are discussed in detail in the  Prospectus/Proxy  Statement  attached to this Notice.  The Board of Trustees has fixed the close of business on August 6, 2001 as the record date for  determining  shareholders  entitled to notice of, and to vote at, the  Meeting,  and only  holders of record of shares at the close of business  on that date are  entitled to notice of, and to vote at, the Meeting.  Each share of Portfolio II is entitled to one vote on each proposal.

         You are  cordially  invited to attend the Meeting.  If you do not expect to attend,  you are  requested to complete,  date and sign the  enclosed  form of proxy and return it  promptly  in the  envelope  provided  for that  purpose.  Alternatively,  you may vote electronically  as  described  in the  Prospectus/Proxy  Statement.  The  enclosed  proxy is being  solicited on behalf of the Board of
Trustees.

YOUR  VOTE IS  IMPORTANT.  IN  ORDER TO AVOID  THE  UNNECESSARY  EXPENSE  OF  FURTHER  SOLICITATION,  WE URGE  YOU TO  INDICATE  VOTING
INSTRUCTIONS ON THE ENCLOSED  PROXY,  DATE AND SIGN IT, AND RETURN IT PROMPTLY IN THE ENVELOPE  PROVIDED,  NO MATTER HOW LARGE OR SMALL
YOUR  HOLDINGS  MAY BE.  YOU MAY  REVOKE  IT AT ANY TIME  PRIOR TO ITS USE.  THEREFORE,  BY  APPEARING  AT A  MEETING,  AND  REQUESTING
REVOCATION PRIOR TO THE VOTING, YOU MAY REVOKE THE PROXY AND YOU CAN THEN VOTE IN PERSON.

                                    By order of the Board of Trustees

                                    /s/Edward P. Macdonald
                                    Edward P. Macdonald
                                    Secretary
                                    American Skandia Trust

August 8, 2001

                                                      PROSPECTUS/PROXY STATEMENT
                                                           TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----
Cover Page.................................................................................................   Cover

         Exhibit B - Prospectus for the AST American Century International Growth Portfolio
         and AST American Century International Growth Portfolio II of the Trust dated
         October 23, 2000 ..............................................................................(enclosed)

                                                        AMERICAN SKANDIA TRUST
                                                          One Corporate Drive
                                                             P.O. Box 883
                                                      Shelton, Connecticut 06484

                                                      PROSPECTUS/PROXY STATEMENT
                                                         Dated August 8, 2001

                        Acquisition of the Assets of the AST American Century International Growth Portfolio II

                       By and in exchange for shares of the AST American Century International Growth Portfolio

         This  Prospectus/Proxy  Statement  solicits  proxies to be voted at a Special Meeting (the "Meeting") of shareholders  the AST
American Century  International Growth Portfolio II ("Portfolio II") of American Skandia Trust (the "Trust"),  to approve or disapprove a Plan of  Reorganization  (the "Plan").  If  shareholders of Portfolio II vote to approve the Plan, you will receive shares of the AST
American Century  International  Growth Portfolio  ("Portfolio I" and, together with Portfolio II, the "Portfolios") of the Trust equal in value to your investment in shares of Portfolio II.  Portfolio II will then be liquidated and dissolved.

         The Meeting will be held at the offices of the Portfolios'  investment  manager,  American Skandia Investment  Services,  Inc.
("ASISI"),  which are located at One Corporate Drive, Shelton,  Connecticut 06484 on September 12, 2001 at 10:00 a.m. Eastern time. The
Board of Trustees of the Trust is soliciting  these proxies on behalf of Portfolio II. This  Prospectus/Proxy  Statement  will first be sent to shareholders on or about August 24, 2001.

         The Trust serves primarily as an underlying  mutual fund for variable annuity  contracts and variable life insurance  policies
("variable insurance products") issued by life insurance companies,  including American Skandia Life Assurance  Corporation  ("ASLAC"),
an affiliate of ASISI.  ASLAC holds assets  invested in these  contracts and policies in various  variable  accounts,  each of which is divided into  sub-accounts  investing  exclusively  in a mutual fund or in a portfolio of a mutual fund.  Therefore,  variable  annuity contract owners and variable life insurance policy holders  ("Contractowners")  who have allocated their assets to the American Skandia
Life Assurance  Corporation  Variable Account B are indirectly  invested in Portfolio II through their contracts or policies and should consider themselves shareholders of Portfolio II for purposes of this Prospectus/Proxy Statement.

         The investment objective of Portfolio I is to seek capital growth, as is the investment objective of Portfolio II.

         This  Prospectus/Proxy  Statement gives the information about the proposed  reorganization  and shares of Portfolio I that you should know before  investing.  You should retain it for future  reference.  Additional  information about Portfolio I and the proposed reorganization has been filed with the SEC and can be found in the following documents:

|_|      The  Prospectus  for the  Portfolios  dated  May 1,  2001 is  enclosed  with and  considered  a part of this  Prospectus/Proxy
     Statement.

|_|      A Statement of Additional  Information (SAI) relating to this Prospectus/Proxy  Statement dated August 8, 2001, has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

     You may  request a free copy of the SAI  relating  to this  Prospectus/Proxy  Statement  or other  documents  related to the Trust without charge by calling 1-800-752-6342 or by writing to the Trust at the above address.

The SEC has not  approved  or  disapproved  these  securities  or passed  upon the  adequacy of this  Prospectus/Proxy  Statement.  Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed  by, any bank,  and are not insured by the Federal
Deposit  Insurance  Corporation  or any other U.S.  government  agency.  Mutual fund shares  involve  investment  risks,  including the possible loss of principal.

SUMMARY

         This is only a summary  of  certain  information  contained  in this  Prospectus/Proxy  Statement.  You  should  read the more complete  information  in the rest of this  Prospectus/Proxy  Statement,  including the Plan (attached as Exhibit A) and the Prospectus for the Portfolios (enclosed as Exhibit B).

The Proposal.

         You are being asked to consider and approve a Plan of Reorganization  that will have the effect of combining  Portfolio II and
Portfolio I of the Trust into a single  Portfolio.  If  shareholders  of Portfolio II vote to approve the Plan, the assets of Portfolio
II will be  transferred  to Portfolio I in exchange for an equal value of shares of  Portfolio I.  Shareholders  will have their shares of Portfolio II exchanged for Portfolio I shares of equal dollar value.  Portfolio II will be liquidated  and  dissolved.  The proposed reorganization  is referred to in this  Prospectus/Proxy  Statement  as the  "Transaction."  As a result of the  Transaction,  you will cease to be a shareholder of Portfolio II and will become a shareholder of Portfolio I.

         For the reasons set forth in the  "Reasons for the  Transaction"  section,  the Board of Trustees of the Trust has  determined that the  Transaction is in the best interests of the  shareholders  of Portfolio II and also concluded that no dilution in value would result to the shareholders of either Portfolio as a result of the Transaction.

         The  investment  objective  and  policies of  Portfolio I and  Portfolio  II are  substantially  identical.  The  distribution procedures,  purchase  procedures and redemption  procedures  differ in no way between Portfolio I and Portfolio II. The Transaction is intended to qualify as a tax-free reorganization and shareholders will not recognize any gain or loss as a result of such Transaction.

The Board of Trustees of the Trust,  on behalf of both Portfolio II and Portfolio I, has approved the Plan and  unanimously  recommends that you vote to approve the Plan.

Shareholder voting.

         Shareholders  who own shares of  Portfolio  II at the close of  business  on August 6, 2001,  will be  entitled to vote at the
Meeting,  and will be entitled  to one vote for each full share and a  fractional  vote for each  fractional  share that they hold.  To approve the Transaction, a majority of the outstanding shares of Portfolio II must be voted in favor of the Plan.

         Please  vote by proxy as soon as you  receive  this  Prospectus/Proxy  Statement.  You may place your vote by  completing  and signing the enclosed  proxy card or over the Internet.  If you vote by either of these methods,  your votes will be officially  cast at the Meeting by the persons appointed as proxies.

         You can revoke your proxy or change  your voting  instructions  at any time until the vote is taken at the  Meeting.  For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

COMPARISONS OF SOME IMPORTANT FEATURES

The investment objectives and policies of the Portfolios.

         This section  describes the  investment  policies of Portfolio II and  Portfolio I and the  differences  between  them.  For a complete  description  of the investment  policies and risks of Portfolio I, you should read the Prospectus for the Portfolios  that is enclosed with this Prospectus/Proxy Statement.

         The  investment  strategies  of the  Portfolio II and  Portfolio I are  substantially  identical.  The  investment  objective, seeking capital growth,  is the same for both Portfolios.  Both invest primarily in equity  securities of international  companies that the Portfolios'  sub-advisor  believes will increase in value over time. The  sub-advisor  for the Portfolios uses a growth  investment strategy it developed that looks for companies with earnings and revenue growth.  Ideally,  the  sub-advisor  looks for companies whose earnings and revenue growth are not only growing, but growing at an accelerating pace.

         The sub-advisor for the Portfolios recognizes that, in addition to locating strong companies with accelerating  earnings,  the allocation  of assets among  different  countries and regions also is an important  factor in managing  international  portfolios.  For this reason,  the  sub-advisor  considers a number of other  factors in making  investment  selections,  including  the  prospects  for relative economic growth among countries or regions,  economic or political  conditions,  expected  inflation rates,  currency exchange fluctuations  and tax  considerations.  Under  normal  conditions,  each  Portfolio  will  invest at least 65% of its  assets in equity securities of issuers from at least three countries outside the United States.

         The only differences in the investment  policies of the Portfolios  relate to certain  "fundamental"  investment  restrictions
(i.e.,  restrictions that cannot be changed without shareholder approval).  For example, while the Portfolios' fundamental restrictions regarding  making loans are similar,  Portfolio  II's  restriction  specifically  permits the Portfolio to  participate in an interfund lending  program with other funds advised or  sub-advised  by the  sub-advisor.  Portfolio I's  restriction  on borrowing  specifically allows it to enter into escrow and  collateral  arrangements  in connection  with  investment  in interest  rate futures  contracts and related option, while Portfolio II's restriction on borrowing  specifically  permits it to engage in reverse repurchase  agreements and make  other  investments  or  engage in other  transactions  that may or may be deemed to  involve  a  borrowing.  Portfolio  I may not purchase or sell real estate,  while a similar  restriction  for Portfolio II allows it to acquire real estate as a result of ownership of  securities  or other  instruments.  Conversely,  Portfolio  II may not  purchase or sell  physical  commodities,  while the similar restriction  for Portfolio I allows it to acquire  physical  commodities  as a result of the  ownership of  securities or  instruments.
However, none of these differences in fundamental  investment  restrictions has had any material effect on the day-to-day management of the Portfolios.

         Among other fundamental  investment  restrictions that are substantively  identical for both Portfolios is that each Portfolio will not,  with respect to 75% of its assets,  purchase the  securities of any issuer if more than 5% of the  Portfolio's  total assets would be invested in the securities of such issuer or if the Portfolio  would hold more than 10% of the outstanding  voting  securities of such issuer.  The full text of these investment  restrictions can be found in the Trust's Statement of Additional  Information dated
May 1, 2001, which is available upon request.

Risks of investing in the Portfolios.

         Like all  investments,  an investment in either  Portfolio  involves risk. There is no assurance that either of the Portfolios will meet its investment  objective.  As with any fund investing primarily in equity securities,  the value of the securities held by a
Portfolio may decline.  These declines may be substantial.

         In addition,  because each Portfolio invests primarily in equity securities of foreign issuers,  the Portfolios may be subject to a level of risk and share price  fluctuation  higher than most funds that invest primarily in domestic  equities.  Foreign companies may be subject to greater  economic  risks than domestic  companies,  and foreign  securities  are subject to certain risks relating to political,  regulatory  and market  structures  and events  that  domestic  securities  are not  subject  to. To the extent a Portfolio invests in securities of issuers in developing  countries,  the Portfolio may be subject to even greater levels of risk and share price fluctuation.  The value of each  Portfolio  is  affected by changes in the  exchange  rates  between  foreign  currencies  and the U.S.
dollar.  While each  Portfolio  may enter into  forward  foreign  currency  exchange  contracts to attempt to protect  against  adverse movements in exchange rates, there is no assurance that the use of such contracts will be successful.

         In addition,  each  Portfolio may invest all or a  substantial  portion of its assets in cash or  investment-grade  short-term securities.  However,  while a Portfolio is in a defensive  position,  the  opportunity to achieve its investment  objective of capital growth may be limited.

Management of the Trust and the Portfolios.

         ASISI,  located at One Corporate Drive,  Shelton,  Connecticut,  acts as investment  manager to the Trust's various investment portfolios.  ASISI has  served  as  investment  manager  since  1992,  and  currently  serves as  investment  manager  to a total of 70 investment company portfolios  (including the Portfolios).  ASISI is an indirect  wholly-owned  subsidiary of Skandia Insurance Company
Ltd. ("Skandia").  Skandia is a Swedish company that owns, directly or indirectly, a number of insurance companies in many countries.

         The Trust's Investment  Management  Agreements with ASISI (the "Management  Agreements")  provide that ASISI will furnish each applicable  portfolio with investment  advice and  administrative  services  subject to the supervision of the Board of Trustees and in conformity  with the stated policies of the applicable  portfolio.  ASISI has engaged  sub-advisors to conduct the investment  programs of each  portfolio,  including the purchase,  retention and sale of portfolio  securities.  As noted above,  ASISI is  responsible  for monitoring the activities of the Sub-advisors and reporting on such activities to the Board of Trustees.

         ASISI has retained American Century Investment  Management,  Inc.  ("American  Century"),  located at American Century Towers,
4500 Main Street,  Kansas City,  Missouri 64111,  to serve as sub-advisor  for Portfolio II and Portfolio I. American  Century has been providing investment advisory services to investment  companies and institutional  clients since 1958, and as of June 30, 2001 American
Century and its affiliates managed assets totaling approximately $93 billion.

         In general,  the Investment  Company Act of 1940 (the "Investment  Company Act") requires that all contracts pursuant to which persons serve as investment  advisers  (including  sub-advisors)  to investment  companies be approved by  shareholders.  The Trust and
ASISI,  however,  have obtained an exemption from the Securities and Exchange Commission that permits ASISI, subject to approval by the
Board of  Trustees,  to change  sub-advisors  for the  Portfolios  and to enter into new  sub-advisory  agreements,  without  obtaining shareholder  approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision and management of the  sub-advisors by
ASISI and the Trustees.

         American Century utilizes a team of portfolio  managers,  assistant  portfolio managers and analysts acting together to manage each  Portfolio.  The portfolio  manager  members of the team  responsible  for the management of both Portfolios are Henrik Strabo and
Mark S. Kopinski.  Mr. Strabo joined  American  Century in 1993 as an investment  analyst,  has been a portfolio  manager member of the international  team since 1994, and has managed  Portfolio I since its inception in 1996 and Portfolio II since American Century became the Portfolio's  sub-advisor.  Mr. Kopinski,  Vice President and Portfolio Manager for American  Century,  rejoined American Century in
April 1997 and has co-managed Portfolio I since that time and Portfolio II since American Century became the Portfolio's sub-advisor.

         Under the Management  Agreement  with respect to Portfolio II, such  Portfolio is obligated to pay ASISI an annual  management fee equal to 1.00% of its average  daily net assets.  Similarly,  under the  Management  Agreement  with  respect to  Portfolio I, such
Portfolio  is obligated  to pay ASISI an annual  management  fee equal to 1.00% of its average  daily net assets.  ASISI pays  American
Century a portion of the  management  fee for the Portfolios for the  performance  of  sub-advisory  services at no additional  cost to either Portfolio.  The sub-advisory fee rate for each Portfolio is the same.

The Distribution Plan.

         The Trust has adopted a  Distribution  Plan (the  "Distribution  Plan") under Rule 12b-1 under the  Investment  Company Act to permit American Skandia Marketing,  Inc. ("ASM"), an affiliate of ASISI and ASLAC, to receive brokerage  commissions in connection with purchases and sales of securities  held by the Trust's  portfolios,  and to use these  commissions to promote the sale of shares of the various  portfolios.  Under the  Distribution  Plan,  transactions  for the purchase and sale of securities for either Portfolio may be directed to certain brokers for execution  ("clearing  brokers") who have agreed to pay part of the brokerage  commissions  received on these  transactions  to ASM for  "introducing"  transactions  to the  clearing  broker.  In turn,  ASM uses the  brokerage  commissions received as an introducing broker to pay various distribution-related  expenses (such as advertising,  printing of sales materials, and payments to broker-dealers  who sell variable  insurance  products the premiums for which are invested in shares of the Trust), as well as to cover administrative costs associated with the operation of the Distribution Plan.

     Neither  Portfolio pays any type of fee or charge resulting from the Distribution  Plan that it would not otherwise pay, nor is it expected  that the  brokerage  commissions  paid by a  Portfolio  will be  higher  as the  result of  directing  commissions  under the
Distribution Plan than would otherwise be the case.

Fees and Expenses.

         The following  table  describes the fees and expenses  that you may pay if you hold shares of the  Portfolios,  as well as the projected  fees and expenses of Portfolio I after the  Transaction.  The following  table does not reflect any fees and expenses of the variable insurance products through which Portfolio shares are purchased.

                                                                                                     Portfolio I
                                                                                                     -----------
                                                            Portfolio II        Portfolio I      After Transaction1
                                                            ------------        -----------      ------------------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases.........................              None                None                None
   Maximum Deferred Sales Charge (Load)...........              None                None                None
   Maximum  Sales Charge  (Load)  Imposed on Reinvested
     Dividends....................................              None                None                None
   Redemption Fee.................................              None                None                None
   Exchange Fee...................................              None                None                None

Annual Fund Operating Expenses
(expenses that are deducted from Portfolio assets)
       Management Fees............................              1.00%              1.00%               1.00%
       Estimated Distribution (12b-1) Fees2.......              0.00%              0.00%               0.00%
       Other Expenses.............................              0.26%              0.27%               0.24%
                                                                -----              -----               -----
       Total Annual Portfolio Operating Expenses..
                                                                1.26%              1.27%               1.24%
                                                                =====              =====               =====

1 Projected expenses based on current and anticipated Portfolio I expenses.

2 As  discussed in greater  detail above under "The  Distribution  Plan," the  Trustees of the Trust have adopted a  Distribution  Plan under Rule 12b-1 to permit ASM to receive  brokerage  commissions in connection  with purchases and sales of securities held by certain portfolios  of the  Trust,  and to use  these  commissions  to  promote  the sale of  shares of the  portfolios.  While  the  brokerage commission  rates and amounts paid by a portfolio are not expected to increase as a result of the  Distribution  Plan, the staff of the
Securities  and Exchange  Commission  takes the  position  that  commission  amounts  received  under the  Distribution  Plan should be reflected as  distribution  expenses of the  portfolio.  Although the Portfolios may do so in the future,  neither  Portfolio  directed commissions to ASM under the Distribution Plan during the fiscal year ended December 31, 2000.

Expense  Examples - These  examples are intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds.  They assume that you invest  $10,000,  that you receive a 5% return each year, and that the  Portfolios'  total operating  expenses  remain the same.  Although  your actual costs may be higher or lower,  based on the above  assumptions  your costs would be:

                                                        1 Year        3 Years         5 Years          10 Years
                                                        ------        -------         -------          --------
Portfolio II                                             $128           $400            $692            $1,523
Portfolio I                                              $129           $403            $697            $1,534
Projected Portfolio I (after Transaction)                $126           $393            $681            $1,500

Other key features of the Portfolios.

         Shares of each portfolio of the Trust are sold only to separate  accounts of insurance  companies for the purpose of investing assets attributable to variable insurance products,  and to certain  tax-deferred  retirement plans. The separate accounts place orders to purchase and redeem  shares of the Trust at their net asset value based on, among other  things,  the amount of premium  payments to be invested and the amount of surrender or transfer  requests to be effected  that day under the  variable  insurance  products.  There are no  sales  commissions  charged  on the  purchase  or sale of  shares  of the  Portfolios,  although  sales  charges  may  apply to transactions in the variable insurance products.

         Each Portfolio of the Trust complies with the  diversification  requirements of section 817(h) of the Internal Revenue Code of
1986,  as amended (the  "Code").  In general,  each  Portfolio  declares and  distributes  a dividend  from its net  investment  income annually,  and  distributes  any net realized long- and short-term  capital gains at least annually either during or after the close of the  Portfolio's  fiscal  year.  Distributions  are  made to the  various  separate  accounts  (not to  Contractowners)  in the form of additional shares (not in cash).

REASONS FOR THE TRANSACTION

         The  Transaction  would be the second step in a two-step  process that is intended to provide  shareholders  with the benefits of, among other things, the increased efficiency of a larger Portfolio.

         Prior to May 1, 2000,  Rowe  Price-Fleming  International,  Inc.,  served as  sub-advisor  to Portfolio II.  American  Century became the  sub-advisor  to Portfolio  II on May 1, 2000 under a new  sub-advisory  agreement  that was approved by the Trustees of the
Trust and entered into by ASISI without  shareholder  approval pursuant to the  "manager-of-managers"  exemptive order discussed above.
As discussed in more detail in the Notice dated July 10, 2000 previously sent to the  shareholders of Portfolio II, American  Century's retention as Portfolio II's  sub-advisor  was based in large part on the belief of ASISI and the Board of Trustees that  appointment of
American  Century would  facilitate the formulation  and execution of an investment  program for Portfolio II that would be in the best interests of the Portfolio's  shareholders.  In connection with the sub-advisory  change, the investment  policies of Portfolio II were changed so that they were  identical to those of Portfolio I to the extent  possible  without  shareholder  approval.  Portfolio II has not been actively marketed or sold to Contractowners since May 1, 2000.

         The  Transaction  would be the second step in the process.  The Board of Trustees of the Trust (the  "Board") has  recommended that the Plan,  which  describes  the  Transaction  and its details and  conditions,  be  approved by the  shareholders  because of the potential benefits to shareholders relating to the combination of the two Portfolios into a single, larger Portfolio.

         The Plan was  presented  to the Board at a meeting held on June 27, 2001 based on  information  provided to the Board by ASISI at such meeting.  At such meeting,  the Board was informed by ASISI that the investment  policies of the Portfolio I are  substantially identical to those of Portfolio II, and that there are no material  differences  in the  management,  distribution  or operation of the
Portfolios.  The Board was informed  that, as set forth above under  "Comparisons  of Some Important  Features--Fees  and Expenses," the
management fee for each  Portfolio was payable to ASISI at an annual rate of 1.00% of such  Portfolio's  average daily net assets,  and that the other  expenses  paid by each  Portfolio  are  expected to decline  after the  Transaction  because the larger fund that would result from the Transaction would be able to benefit from reduced trading costs and increased operational efficiencies.

         During the course of its  deliberations,  the Board was informed that the expenses of the Transaction  (including the costs of preparing  and mailing this  Prospectus/Proxy  Statement)  will be borne by the  Portfolios,  and that such expenses are expected to be approximately  $175,000.  The Board  requested,  and ASISI agreed,  that in no event would the  Portfolios pay in excess of $200,000 in expenses related to the Transaction.

         The Board,  including a majority of the Trustees who are not interested persons of the Trust,  unanimously  concluded that the
Transaction  is in the  best  interests  of the  shareholders  of  Portfolio  II and that no  dilution  of value  would  result  to the shareholders of Portfolio II or Portfolio I from the  Transaction,  and the Board approved the Plan and recommended  that  shareholders of Portfolio II vote to approve the Transaction.

         For the reasons discussed above, the Board of Trustees unanimously recommends that you vote For the Plan.

         If shareholders of Portfolio II do not approve the Plan, the Board will consider other possible courses of action for
Portfolio II, including consolidation of Portfolio II with funds other than Portfolio I.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction.

         If shareholders of Portfolio II approve the Plan, the  Transaction  will take place after various  conditions are satisfied by the Trust on behalf of Portfolio II and  Portfolio I,  including  the  preparation  of certain  documents.  The Trust will  determine a specific date for the actual  Transaction to take place.  This is called the closing date. If the  shareholders  of Portfolio II do not approve the Plan, the Transaction will not take place.

         If the  shareholders  of Portfolio II approve the Plan,  Portfolio  II will  deliver to Portfolio I  substantially  all of its assets on the closing date. In exchange,  shareholders  of Portfolio II will  beneficially  own shares of Portfolio I that have a value equal to the dollar  value of the assets  delivered  to Portfolio  I. The stock  transfer  books of  Portfolio  II will be  permanently closed on the closing date.  Requests to transfer or redeem  assets  allocated to Portfolio II may be submitted at any time before 4:00
p.m.  Eastern time on the closing  date;  requests  that are  received in proper form prior to that time will be effected  prior to the closing.

         To the extent  permitted  by law, the Trust may amend the Plan without  shareholder  approval.  It may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval by shareholders of Portfolio II.

Expenses of the Transaction.

         The expenses  resulting from the  Transaction  will be paid by the Portfolios,  subject to a limit of $200,000.  Such expenses are expected to be approximately $175,000.

Tax Consequences of the Transaction.

         The Transaction is intended to qualify as a tax-free  reorganization  for federal income tax purposes under Section  368(a)(1)
of the Internal  Revenue Code of 1986,  as amended.  Based on certain  assumptions  and  representations  received  from the Trust,  on behalf of the  Portfolios,  it is the opinion of Stradley  Ronon  Stevens & Young,  LLP,  counsel to the Trust,  that  shareholders  of
Portfolio  II will not  recognize  any gain or loss for  federal  income tax  purposes as a result of the  exchange of their  shares of
Portfolio II for shares of Portfolio I and that neither  Portfolio I nor its shareholders  will recognize any gain or loss upon receipt of the assets of  Portfolio  II.  Because the  Portfolios  are offered  through  tax-deferred  variable  insurance  products,  however,
Contractowners  generally would not recognize any gain or loss even if the Transaction  does not qualify as a tax-free  reorganization.
Contractowners  should consult the  prospectuses of their variable  insurance  products for information on the federal tax consequences of owning the product.  You should also consult your tax advisor as to state and local tax  consequences,  if any, of the  Transaction, because this discussion only relates to the federal income tax consequences.

Characteristics of Portfolio I shares.

         Shares of Portfolio I will be  distributed to  shareholders  of Portfolio II and will have the same legal  characteristics  as the shares of the Portfolio I with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

Discussion of Portfolios' Performance.

         Portfolio I had a total return of -16.10% in 2000,  underperforming  the  unmanaged  MSCI EAFE Index*,  which fell -14.17% for the year.

         Calendar year 2000  represented one of the most volatile periods ever for investors in  international  markets.  International investors entered 2000 still infatuated with "new economy" stocks,  especially  technology,  media and  telecommunications  businesses, whose  profits were buoyed by the  marriage of wireless  communications  and the  Internet,  corporate  technology  spending,  and some rampant  speculation.  By early March, when  technology-laden  indices in the United States and abroad were approaching their highs for the year, the Portfolio had posted a double-digit return.  Unfortunately,  from that point on,  international  investors were forced to surrender  their gains as rising  interest  rates and  escalating  energy  costs  jeopardized  corporate  earnings  and one  technology bellwether  after another warned of slower growth.  With valuations on tech stocks at dizzying levels,  investors were  extraordinarily sensitive  to  earnings  shortfalls.  They took the broad MSCI EAFE Index down 14% during the course of the year.  Indices  weighted in technology issues fell three and four times as far.

         Reacting to the deceleration of growth in a number of technology,  media and  telecommunications  companies,  American Century repositioned  investments  from  companies  whose  fundamentals  were  slowing to  businesses  in position to benefit  from changes now sweeping the global economy.  During the year the Portfolio's  weighting in the Technology and  Telecommunications  sectors was reduced from more than 50% to  approximately  15% and, in terms of countries,  the Portfolio's  position in Japan was reduced from about 28% to less than 8%.

[line graph for Portfolio I]

                                        Comparison of Change in the Value of a $10,000 investment

                        Portfolio I             10,000        11,510      13,660        22,567          18,934

                        MSCI  EAFE Index        10,000        10,178      12,214        15,506          12,309

                                         _____________________________________________________________________
                                                1/2/97        12/97        12/98        12/99           12/00

        Average Annual Total Return                     1 Year          Since Inception on 1/2/97
                                                        -16.10%                   17.32%

         *MSCI  EAFE  Index  -  The  Morgan  Stanley  Capital  International  Europe,   Australia,  Far  East  Index  is  an  unmanaged
capitalization-weighted index generally accepted as a benchmark for major overseas markets.

         Portfolio II had a total return of -17.38% in 2000,  underperforming  the unmanaged  MSCI EAFE Index*,  which fell -14.17% for the year.  On May 1, 2000 American Century replaced T. Rowe Price as the Portfolio's sub-advisor.

         Calendar year 2000  represented  one of the most volatile  periods ever for investors.  International  investors  entered 2000 still infatuated with "new economy" stocks,  especially  technology,  media and  telecommunications  businesses,  whose valuations were buoyed by the marriage of wireless  communications and the Internet,  corporate technology spending,  and some rampant speculation.  By early March, the Portfolio had posted a double-digit  return. From that point on,  international  investors  surrendered their gains as rising interest rates and escalating energy costs  jeopardized  corporate  earnings and one technology  bellwether after another warned of  slower  growth.  With  valuations  on tech  stocks at  dizzying  levels,  investors  were  extraordinarily  sensitive  to  earnings shortfalls.  They took the broad MSCI EAFE Index down 14% during the course of the year.  Indices  weighted  toward  technology  issues fell much more.

         Reacting to the deceleration of growth in a number of technology,  media and  telecommunications  companies,  American Century repositioned  investments  from  companies  whose  fundamentals  were  slowing to  businesses  in position to benefit  from changes now sweeping the global economy.  During the year the Portfolio's  weighting in the technology and  telecommunications  sectors was reduced from more than 50% to  approximately  15% and, in terms of countries,  the Portfolio's  position in Japan was reduced from about 28% to less than 8%.

[line graph for Portfolio II]
                                        Comparison of Change in the Value of a $10,000 investment

                        Portfolio II            10,000         9,620       10,687     12,201    12,367    14,102   18,608   15,374

                        MSCI  EAFE Index        10,000        10,810       12,022     12,749    12,976    15,571   19,979   16,968

                                         __________________________________________________________________________________________
                                                1/4/94        12/94        12/95      12/96     12/97     12/98    12/99    12/00

        Average Annual Total Return                     1 Year          5 Years         Since Inception on 1/2/97
                                                        -17.38%           7.55%                 17.32%

         *MSCI  EAFE  Index  -  The  Morgan  Stanley  Capital  International  Europe,   Australia,  Far  East  Index  is  an  unmanaged
capitalization-weighted index generally accepted as a benchmark for major overseas markets.

         Performance  is  historical,  assumes  reinvestment  of all  dividends  and capital  gains,  and is not  indicative  of future results.  Portfolio performance numbers are net of all Portfolio expenses, but do not reflect deduction of insurance charges.

Capitalizations of the Portfolios and Capitalization after the Transaction.

         The following table sets forth, as of July 2, 2001, the capitalization of shares of Portfolio II and Portfolio I.  The table also shows the projected capitalization of Portfolio I shares as adjusted to give effect to the proposed Transaction.  The capitalization of Portfolio I is likely to be different when the Transaction is consummated.

                                                                                                            Portfolio I
                                                                                                          Projected after
                                               Portfolio II         Portfolio I                             Transaction
                                               (unaudited)          (unaudited)        Adjustments          (unaudited)
                                               -----------          -----------        -----------          -----------

Net assets (thousands).....................           $289,405            $333,057          $(199)(a)              $622,263

Total shares outstanding (thousands).......             38,715              24,534        (17,417)(b)                45,832

Net asset value per share..................              $7.48              $13.58                                   $13.58

(a) Reflects the estimated cost of merger of the Portfolios.
(b) Reflects the change in shares of Portfolio II upon conversion to Portfolio I.

VOTING INFORMATION

Required vote.

         The affirmative  vote of a majority of the total number of outstanding  shares of the Portfolio II is necessary to approve the
Plan.  Each  shareholder  will be  entitled  to one vote for each  full  share,  and a  fractional  vote for each  fractional  share of
Portfolio  II held at the close of business on July __,  2001 (the  "Record  Date").  If  sufficient  votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

         As stated  above,  ASLAC is the  legal  owner of more than 99% of  Portfolio  II's  shares.  Shares of the  Portfolio  that it legally  owns will be voted by ASLAC with  respect  to the Plan in  accordance  with  instructions  received  from  Contractowners.  In addition,  ASLAC is entitled to vote  shares for which no proxy is received  and will vote such shares (for the Plan,  against the Plan and abstain) in the same proportion as the votes cast by  Contractowners.  Therefore,  ASLAC's presence at the Meeting is sufficient to constitute  a quorum under the Trust's  By-laws,  and  substantially  all of the shares of Portfolio II will be voted in some manner by
ASLAC.

         An abstention is not counted as an affirmative  vote of the type necessary to approve the Plan and,  therefore,  will have the same effect as a vote against the Plan.

How to vote.

         You can vote in any one of three ways:

o        By mail, with the enclosed proxy card.
o        In person at the Meeting.
o        Through the Internet by visiting  HTTP://WWW.AMERICANSKANDIA.COM,  looking for the "Vote" link and following the  instructions
                                           ------------------------------
         provided.

         If you simply sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Revoking proxies.

         You may revoke your proxy at any time before it is voted by sending a written  notice to the Secretary of the Trust  expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy, or by attending the Meeting and voting in person.

Other matters.

         The Board of Trustees  of the Trust does not intend to bring any matters  before the  Meeting  other than those  described  in this  Prospectus/Proxy  Statement.  It is not aware of any other  matters to be  brought  before  the  Meeting by others.  If any other matter  legally  comes before the Meeting,  it is intended that the persons  named in the enclosed  proxy will vote in accordance  with their judgment.

Who may vote.

         Shareholders  of record of  Portfolio  II on the Record  Date will be  entitled to vote at the  meeting.  On the Record  Date, there were 38,435,826.059 outstanding shares of Portfolio II issued and outstanding.

Solicitation of proxies.

         Voting instructions will be solicited principally by mailing this Prospectus/Proxy  Statement and its enclosures,  but proxies also may be solicited by telephone,  facsimile,  through  electronic means such as e-mail, or in person by officers or  representatives of the Trust or ASLAC.  If the record owner of a contract or policy is a  broker-dealer  firm,  custodian,  nominee or  fiduciary,  the
Trust may send proxy  materials  to the record owner for any  beneficial  owners that such record  owner may  represent.  The Trust may reimburse  broker-dealer  firms,  custodians,  nominees and fiduciaries for their reasonable expenses incurred in connection with proxy solicitations of such beneficial owners.

ADDITIONAL INFORMATION ABOUT THE TRUST AND THE PORTFOLIOS

         Portfolio II and Portfolio I are separate series of the Trust, which is an open-end  management  investment company registered with the SEC under the Investment  Company Act. Each Portfolio is, in effect, a separate mutual fund.  Detailed  information  about the
Trust and each  Portfolio  is contained in the  Prospectus  for the  Portfolios  which is enclosed  with and  considered a part of this
Prospectus/Proxy  Statement.  Additional  information  about the Trust and each  Portfolio is included in the Trust's SAI, dated May 1,
2001, which has been filed with the SEC and is incorporated into the SAI relating to this Prospectus/Proxy Statement.

         You may request a free copy of the Trust's  Annual  Report to  Shareholders  for the fiscal year ended  December 31, 2000 and, after it becomes available in late August,  the Trust's  Semiannual Report to Shareholders for the six month period ended June 30, 2001 by calling 1-800-752-6342 or by writing to the Trust at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The  Trust  files  proxy  materials,  reports  and  other  information  with  the SEC in  accordance  with  the  informational requirements  of the Securities  Exchange Act of 1934 and the Investment  Company Act. These  materials can be inspected and copied at:
the SEC's Public  Reference Room at 450 Fifth Street NW,  Washington,  DC 20549,  and at the Regional Offices of the SEC located in New
York City at 7 World Trade Center,  Suite 1300,  New York,  NY 10048 and in Chicago at 500 West Madison  Street,  Suite 1400,  Chicago,
IL 60661.  Also,  copies of such material can be obtained from the SEC's Public  Reference  Section,  Washington,  DC 20549-6009,  upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         As noted above,  100% of the shares of the  Portfolios  were owned of record by ASLAC as of the Record Date.  As of the Record
Date,  ASLAC owned of record 100% of the shares of the Portfolio.  No shareholder is known to the Trust to have  beneficially  owned as of the Record Date more than 5% of the shares of either Portfolio.

         As of the Record  Date,  the  officers and Trustees of the Trust,  as a group,  owned less than 1% of the  outstanding  voting shares of the Portfolios.

                                                EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit
-------

   A              Plan of  Reorganization  by  American  Skandia  Trust on  behalf of the AST  American  Century  International  Growth
                  Portfolio and the AST American Century International Growth Portfolio II

   B              Prospectus for the AST American Century  International  Growth  Portfolio and the AST American Century  International
                  Growth Portfolio II of American Skandia Trust dated May 1, 2001 (enclosed)

A-1

                                                               Exhibit A

                                           Plan of Reorganization by American Skandia Trust

20

                                                        PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the  "Plan")  is made as of this 9th day of  August,  2001,  by  American  Skandia  Trust  (the
"Trust"),  a business trust organized under the laws of the Commonwealth of  Massachusetts  with its principal place of business at One
Corporate  Drive,  Shelton,  Connecticut  06484, on behalf of the AST American Century  International  Growth Portfolio (the "Acquiring
Portfolio")  and the AST American  Century  International  Growth  Portfolio II (the "Acquired  Portfolio"),  both series of the Trust.
Together, the Acquiring Portfolio and Acquired Portfolio are referred to as the "Portfolios."

         The  reorganization  (hereinafter  referred to as the  "Reorganization")  will consist of (i) the acquisition by the Acquiring
Portfolio,  of  substantially  all of the property,  assets and goodwill of the Acquired  Portfolio and the assumption by the Acquiring
Portfolio  of all of the  liabilities  of the  Acquired  Portfolio  in exchange  solely for full and  fractional  shares of  beneficial interest,  par value $0.001 each, of the  Acquiring  Portfolio  ("Acquiring  Portfolio  Shares");  (ii) the  distribution  of Acquiring
Portfolio Shares to the shareholders of the Acquired Portfolio according to their respective  interests in complete  liquidation of the
Acquired  Portfolio;  and (iii) the  dissolution  of the  Acquired  Portfolio as soon as  practicable  after the closing (as defined in
Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to consummate  the Plan, the following  actions shall be taken by the Trust on behalf of the Acquiring  Portfolio and the Acquired Portfolio:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Portfolio.
         -------------------------------------------------------------------------------

         (a)      Subject to the terms and  conditions  of this  Plan,  the Trust on behalf of the  Acquired  Portfolio  shall  convey, transfer and deliver to the Acquiring  Portfolio at the Closing all of the Acquired  Portfolio's then existing  assets,  free and clear of all liens, encumbrances,  and claims whatsoever (other than shareholders' rights of redemption),  except for cash, bank deposits, or cash equivalent  securities in an estimated  amount  necessary to (i) pay the costs and expenses in carrying out this Plan  (including, but not limited to, fees of counsel and  accountants,  and expenses of its liquidation and dissolution  contemplated  hereunder).  (ii)
discharge  its  unpaid  liabilities  on its books at the  closing  date (as  defined in section 3,  hereinafter  the  "Closing  Date"), including,  but not limited to, its income  dividends and capital  gains  distributions,  if any,  payable for the period prior to, and through,  the Closing Date; and (iii) pay such contingent  liabilities as the Board of Trustees shall  reasonably deem to exist against the Acquired  Portfolio,  if any, at the Closing  Date,  for which  contingent  and other  appropriate  liabilities  reserves  shall be established  on the Acquired  Portfolio's  books  (hereinafter  "Net  Assets").  The Acquired  Portfolio  shall also retain any and all rights  that it may have over and against any person  that may have  accrued up to and  including  the close of business on the Closing
Date.

         (b)      Subject  to the terms and  conditions  of this  Plan,  the Trust on behalf of the  Acquiring  Portfolio  shall at the
Closing  deliver to the Acquired  Portfolio the number of Acquiring  Portfolio  Shares,  determined by dividing the net asset value per share of the shares of the Acquired  Portfolio  ("Acquired  Portfolio  Shares") on the Closing Date by the net asset value per share of the Acquiring  Portfolio Shares,  and multiplying the result thereof by the number of outstanding  Acquired  Portfolio Shares as of the close of regular  trading on the New York Stock  Exchange (the "NYSE") on the Closing Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following the Closing, the Acquired Portfolio shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date,  the  Acquiring  Portfolio  Shares  received by the Acquired  Portfolio  pursuant to this
Section 1 and then shall terminate and dissolve.  Such  liquidation and  distribution  shall be  accomplished by the  establishment  of accounts on the share  records of the Trust  relating to the  Acquiring  Portfolio  and noting in such accounts the type and amounts of
Acquiring  Portfolio Shares that former Acquired  Portfolio  shareholders  are due based on their  respective  holdings of the Acquired
Portfolio  as of the close of  business  on the Closing  Date.  Fractional  Acquiring  Portfolio  Shares  shall be carried to the third decimal place. The Acquiring  Portfolio shall not issue  certificates  representing  the Acquiring  Portfolio shares in connection with such exchange.

2.       Valuation.
         ----------

         (a)      The value of the Acquired  Portfolio's  Net Assets to be transferred to the Acquiring  Portfolio  hereunder  shall be computed as of the close of regular trading on the NYSE on the Closing Date (the "Valuation  Time") using the valuation  procedures set forth in Trust's currently effective prospectus.

         (b)      The net asset value of a share of the  Acquiring  Portfolio  shall be determined to the third decimal point as of the
Valuation Time using the valuation procedures set forth in the Trust's currently effective prospectus.

         (c)      The net asset value of a share of the Acquired  Portfolio  shall be  determined  to the third decimal point as of the
Valuation Time using the valuation procedures set forth in the Trust's currently effective prospectus.

3.       Closing and Closing Date.
         -------------------------

         The consummation of the  transactions  contemplated  hereby shall take place at the Closing (the  "Closing").  The date of the
Closing (the  "Closing  Date") shall be September  15, 2001,  or such later date as  determined  by the Trust's  officers.  The Closing shall take  place at the  principal  office of the Trust at 5:00 P.M.  Eastern  time on the  Closing  Date.  The Trust on behalf of the
Acquired  Portfolio shall have provided for delivery as of the Closing of the Acquired  Portfolio's Net Assets to be transferred to the account of the Acquiring Portfolio at the Acquiring Portfolio's  Custodian,  The Chase Manhattan Bank, One Pierrepont Plaza,  Brooklyn,
NY 11201.  Also, the Trust on behalf of the Acquired Portfolio shall produce at the Closing a list of names and addresses of the  shareholders of record of the Acquired  Portfolio  Shares and the number of full and fractional shares owned by each such shareholder,  all as of the Valuation Time,  certified by its transfer agent or by its  President to the best of its or his or her knowledge and belief.  The Trust on behalf of the  Acquiring  Portfolio  shall issue and deliver a  confirmation  evidencing  the  Acquiring  Portfolio  Shares to be credited to the  Acquired  Portfolio's  account on the
Closing Date to the  Secretary of the Trust,  or shall  provide  evidence  satisfactory  to the Acquired  Portfolio  that the Acquiring
Portfolio  Shares have been  registered in an account on the books of the Acquiring  Portfolio in such manner as the Trust on behalf of
Acquired Portfolio may request.

4.       Representations and Warranties by the Trust on behalf of the Acquired Portfolio.
         --------------------------------------------------------------------------------

         The Fund makes the following representations and warranties about the Acquired Portfolio:
(a)      The  Acquired  Portfolio  is a series  of the  Trust,  a  business  trust  organized  under  the laws of the  Commonwealth  of
Massachusetts  and validly  existing and in good standing under the laws of that  jurisdiction.  The Trust is duly registered under the
Investment  Company Act of 1940, as amended (the "1940 Act"),  as an open-end,  management  investment  company and all of the Acquired
Portfolio  Shares sold were sold pursuant to an effective  registration  statement  filed under the  Securities Act of 1933, as amended
(the "1933 Act").

(b)      The Trust on behalf of the Acquired  Portfolio is authorized to issue an unlimited  number of shares of beneficial  interest's acquired Portfolio shares, par value $0.001 each, each outstanding share of which is fully paid,  non-assessable,  freely  transferable and has full voting rights.

         (c)      The financial  statements  appearing in the Trust's Annual Report to Shareholders  for the fiscal year ended December
31, 2000,  audited by Deloitte & Touche LLP, and its Semiannual  Report to Shareholders for the six months ended June 30, 2001,  fairly present the financial  position of the Acquired  Portfolio as of such dates and the results of its operations for the periods indicated
in conformity with generally accepted accounting principles applied on a consistent basis.

         (d)      The Trust has the necessary power and authority to conduct the Acquired  Portfolio's business as such business is now being conducted.

         (e)      The Trust on behalf of the  Acquired  Portfolio  is not a party to or  obligated  under any  provision of the Trust's
Amended and Restated  Declaration of Trust or By-laws,  or any contract or any other  commitment or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (f)      The Acquired  Portfolio is not under the  jurisdiction of a court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

         (g)      The Acquired Portfolio does not have any unamortized or unpaid organizational fees or expenses.

         (h)      The Acquired  Portfolio has elected to be treated as a regulated  investment company (a "RIC") for federal income tax purposes  under Part I of  Subchapter M of the  Internal  Revenue  Code of 1986,  as amended  (the  "Code") and the  Acquired  Fund has qualified  as a RIC for each  taxable  year since its  inception,  and will qualify as of the Closing  Date.  The  consummation  of the transactions  contemplated  by this Plan will not cause the Acquired  Portfolio to fail to satisfy the  requirements of subchapter M of the Code.  The  Acquired  Portfolio  also has  satisfied  the  diversification  requirements  of  Section  817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

         (i)      The Acquired  Portfolio,  or its agents,  (i) holds a valid Form W-8BEN,  Certificate of Foreign Status of Beneficial
Owner for United States  Withholding (or other  appropriate  series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer
Identification  Number  and  Certification,  for each  Acquired  Portfolio  shareholder  of  record,  which Form W-8 or Form W-9 can be associated with reportable  payments made by the Acquired  Portfolio to such  shareholder,  and/or (ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Trust on behalf of the Acquiring Portfolio.
         ---------------------------------------------------------------------------------

         The Fund makes the following representations and warranties about the Acquiring Portfolio:

         (a)      The Acquiring  Portfolio is a series of the Trust, a business trust organized  under the laws of the  Commonwealth of
Massachusetts  and validly  existing and in good standing under the laws of that  jurisdiction.  The Trust is duly registered under the
1940 Act as an open-end,  management  investment  company and all of the Acquiring  Portfolio Shares sold have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

         (b)      The [Trust on behalf of the Acquiring  Portfolio] is authorized to issue an unlimited  number of shares of beneficial interest's  Acquiring  Portfolio shares, par value $0.001 each, each outstanding share of which is freely paid,  non-assessable,  fully transferable and has full voting rights.

         (c)      At the Closing,  Acquiring Portfolio Shares will be eligible for offering to the public in those states of the United
States and  jurisdictions in which the shares of the Acquired  Portfolio are presently  eligible for offering to the public,  and there are a sufficient number of Acquiring  Portfolio Shares registered under the 1933 Act to permit the transfers  contemplated by this Plan to be consummated.

         (d)      The financial  statements  appearing in the Trust's Annual Report to Shareholders  for the fiscal year ended December
31, 2000,  audited by Deloitte & Touche LLP, and its Semiannual  Report to Shareholders for the six months ended June 30, 2001,  fairly present  the  financial  position  of the  Acquiring  Portfolio  as of such dates and the  results of its  operations  for the  periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (e)      The Trust has the necessary  power and authority to conduct the  Acquiring  Portfolio's  business as such business is now being conducted.

         (f)      The Trust on behalf of the  Acquiring  Portfolio  is not a party to or obligated  under any  provision of the Trust's
Amended and Restated  Declaration of Trust or By-laws,  or any contract or any other  commitment or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (g)      Neither  the Trust nor the  Acquiring  Portfolio  is under the  jurisdiction  of a court in Title 11 or similar  case within the meaning of Section 368(a)(3)(A) of the Code.

         (h)      The Acquiring  Portfolio has to be treated as a RIC for federal  income tax purposes  under Part I of Subchapter M of the Internal  Revenue Code of 1986, as amended (the "Code") and the  Acquiring  Fund has qualified as a RIC for each taxable year since its inception,  and will qualify as of the Closing Date. The consummation of the transactions  contemplated by this Plan will not cause the Acquiring  Portfolio to fail to satisfy the  requirements  of subchapter M of the Code. The Acquiring  Portfolio also has satisfied the  diversification  requirements of Section 817(h) of the Code since its inception and will continue to satisfy such  requirements at the Closing.

6.       Representations and Warranties by the Trust on behalf of the Portfolios.
         ------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Portfolios:
         (a)      The  statement of assets and  liabilities  to be created by the Trust for each of the  Portfolios as of the Valuation
Time for the purpose of  determining  the number of  Acquiring  Portfolio  Shares to be issued  pursuant to Section 1 of this Plan will accurately  reflect the Net Assets in the case of the Acquired  Portfolio  and the net assets in the case of the  Acquiring  Portfolio, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b)      At the Closing,  the Portfolios  will have good and marketable  title to all of the securities and other assets shown on the  statement of assets and  liabilities  referred to in "(a)"  above,  free and clear of all liens or  encumbrances  of any nature whatsoever,  except such  imperfections  of title or  encumbrances  as do not  materially  detract  from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be disclosed in the Trust's current effective  prospectus,  there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Portfolios.

         (d)      There are no known  actual or proposed  deficiency  assessments  with  respect to any taxes  payable by either of the
     Portfolios.

         (e)      The  execution,  delivery,  and  performance  of this Plan have been duly  authorized by all necessary  action of the
     Trust's Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

         (f)      The Trust  anticipates  that  consummation of this Plan will not cause either of the Portfolios to fail to conform to the  requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year or to conform to the requirements of Section 817(h) at the end of each tax quarter.

         (g)      The Trust has the necessary  power and authority to conduct the business of the  Portfolios,  as such business is now being conducted.

7.       Intentions of the Trust on behalf of the Portfolios.
         ----------------------------------------------------

         (a)      The Trust intends to operate each Portfolio's  respective business as presently conducted between the date hereof and the Closing.

         (b)      The Trust  intends that the Acquired  Portfolio  will not acquire the Acquiring  Portfolio  Shares for the purpose of making distributions thereof to anyone other than the Acquired Portfolio's shareholders.

         (c)      The Trust on behalf of the Acquired  Portfolio  intends,  if this Plan is consummated,  to liquidate and dissolve the
     Acquired Portfolio.

         (d)      The Trust intends that, by the Closing,  each of the Portfolio's  Federal and other tax returns and reports  required by law to be filed on or before such date shall have been filed,  and all  Federal and other taxes shown as due on said  returns  shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

         (e)      At the Closing,  the Trust on behalf of the Acquired  Portfolio  intends to have available a copy of the  shareholder ledger  accounts,  certified  by the Trust's  transfer  agent or its  President  or a  Vice-President  to the best of its or his or her knowledge and belief,  for all the  shareholders  of record of Acquired  Portfolio  Shares as of the  Valuation  Time who are to become shareholders of the Acquiring Portfolio as a result of the transfer of assets that is the subject of this Plan.

         (f)      The Trust intends to mail to each shareholder of record of the Acquired  Portfolio entitled to vote at the meeting of its  shareholders at which action on this Plan is to be considered,  in sufficient  time to comply with  requirements as to notice thereof,  a Combined Proxy  Statement and  Prospectus  that complies in all material  respects with the  applicable  provisions of
     Section  14(a) of the  Securities  Exchange  Act of 1934,  as  amended,  and  Section  20(a) of the 1940  Act,  and the  rules and regulations, respectively, thereunder.

         (g)      The Trust intends to file with the U.S.  Securities  and Exchange  Commission a  registration  statement on Form N-14 under the 1933 Act relating to the Acquiring  Portfolio Shares issuable hereunder  ("Registration  Statements"),  and will use its best efforts to provide  that the  Registration  Statement  becomes  effective  as promptly  as  practicable.  At the time the  Registration
Statement  becomes  effective,  it will: (i) comply in all material  respects with the  applicable  provisions of the 1933 Act, and the rules and regulations  promulgated  thereunder;  and (ii) not contain any untrue statement of material fact or omit to state a material fact  required  to be stated  therein  or  necessary  to make the  statements  therein  not  misleading.  At the time the  Registration
Statement  becomes  effective,  at the time of the  shareholders'  meeting of the  Acquired  Portfolio,  and at the Closing  Date,  the
prospectus and statement of additional  information  included in the Registration  Statement will not contain any untrue statement of a material  fact or omit to state a material fact  necessary to make the  statements  therein,  in the light of the  circumstances  under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Trust on behalf of the Portfolios.
         --------------------------------------------------------------------------

         The  consummation  of the Plan with respect to the  Acquiring  Portfolio  and the Acquired  Portfolio  shall be subject to the following conditions:

         (a)      That:  (i) all the  representations  and warranties  contained  herein  concerning  the Portfolios  shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii)  performance of all obligations  required by this Plan to be  performed  by the Trust on behalf of the  Portfolios  shall  occur  prior to the  Closing;  and (iii) the Trust  shall execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been  adopted and approved by the  appropriate  action of the Board of Trustees of the Trust on behalf of the Portfolios.

         (c)      That the U.S.  Securities  and  Exchange  Commission  shall not have issued an  unfavorable  management  report under
Section  25(b) of the 1940 Act or instituted or threatened  to institute  any  proceeding  seeking to enjoin  consummation  of the Plan under Section 25(c) of the 1940 Act. And,  further,  no other legal,  administrative  or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Portfolio or would prohibit the transactions contemplated hereby.

         (d)      That the Plan contemplated  hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Portfolio at an annual or special meeting or any adjournment thereof.

         (e)      That a distribution or  distributions  shall have been declared for each  Portfolio,  prior to the Closing Date that, together with all previous  distributions,  shall have the effect of  distributing  to  shareholders  of each  Portfolio (i) all of its ordinary  income  and all of its  capital  gain net  income,  if any,  for the  period  from the close of its last  fiscal  year to the
Valuation Time and (ii) any  undistributed  ordinary income and capital gain net income from any prior period.  Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there shall be  delivered to the Trust on behalf of the  Acquired  Portfolio  an opinion from Messrs.  Stradley,
Ronon,  Stevens & Young, LLP, counsel to the Trust, to the effect that, provided the acquisition  contemplated hereby is carried out in accordance with this Plan and in accordance with representations provided by the Trust in certificates delivered to such counsel:

                           (1)      The  acquisition  by the  Acquiring  Portfolio  of  substantially  all the  assets of the  Acquired
Portfolio,  as provided for herein,  in exchange for Acquiring  Portfolio  Shares and the assumption by the Acquiring  Portfolio of the
Acquired  Portfolio's  liabilities  followed by the distribution by the Acquired  Portfolio to its respective  holders of the Acquiring
Portfolio  Shares in complete  liquidation will qualify as a  reorganization  within the meaning of Section  368(a)(1) of the Code, and each Portfolio will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

                           (2)      No gain or loss will be recognized  by the Acquired  Portfolio  upon the transfer of  substantially all of its assets to the Acquiring  Portfolio in exchange  solely for voting shares of the  Acquiring  Portfolio and the  assumption by the Acquiring Portfolio of the Acquired Portfolio's liabilities (Sections 361(a) and 357(a) of the Code);

                           (3)      No gain or loss will be  recognized by the Acquiring  Portfolio  upon the receipt of  substantially all of the assets of the Acquired  Portfolio in exchange solely for voting shares of the Acquiring  Portfolio  (Section  1032(a) of the
Code);

                           (4)      No gain or loss will be  recognized  by the  Acquired  Portfolio  upon the  distribution  of voting shares of the  Acquiring  Portfolio to its  shareholders  pursuant to the  liquidation  of the Acquired  Portfolio (in pursuance of the
Plan) (Section 361(c)(1) of the Code);

                           (5)      The basis of the assets of the Acquired Portfolio  received by the Acquiring  Portfolio will be the same as the basis of such assets to the Acquired Portfolio immediately prior to the exchange (Section 362(b) of the Code);

                           (6)      The holding  period of the assets of the Acquired  Portfolio  received by the  Acquiring  Portfolio will include the period during which such assets were held by the Acquired Portfolio (Section 1223(2) of the Code);

                           (7)      No gain or loss will be recognized by the shareholders of the Acquired  Portfolio upon the exchange of their shares in the Acquired Portfolio for voting shares of the Acquiring Portfolio (including  fractional shares to which they may be entitled) (Section 354(a) of the Code);

                           (8)      The basis of the  Acquiring  Portfolio  Shares  received by the Acquired  Portfolio's  shareholders
     (including  fractional  shares to which  they may be  entitled)  will be the same as the basis of the  Acquired  Portfolio  Shares exchanged therefor (Section 358(a)(1) of the Code);

                           (9)      The  holding  period  of  Acquiring   Portfolio   Shares  received  by  the  Acquired   Portfolio's
shareholders  (including  fractional shares to which they may be entitled) will include the holding period of the Acquired  Portfolio's
Shares  surrendered in exchange therefor,  provided that the Acquired  Portfolio's Shares were held as a capital asset on the effective date of the Reorganization (Section 1223(1) of the Code); and

                           (10)     Each  Acquiring  Portfolio will succeed to and take into account as of the date of the transfer (as defined in Section  1.381(b)-1(b) of the Treasury  Regulations) the items of the Acquired Portfolio  described in Section 381(c) of the
Code,  subject  to the  conditions  and  limitations  specified  in  Sections  381,  382,  383 and 384 of the Code and the  Income  Tax
Regulations thereunder.

         (g)      That there shall be delivered to the Trust on behalf of the Portfolios an opinion in form and substance  satisfactory to it from Messrs.  Stradley  Ronon  Stevens & Young,  LLP,  counsel to the Trust,  to the effect that,  subject in all respects to the effects of  bankruptcy,  insolvency,  reorganization,  moratorium,  fraudulent  conveyance,  and other laws now or hereafter  affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Portfolio  Shares  to be  issued  pursuant  to the  terms of this  Plan  have  been duly authorized  and,  when  issued and  delivered  as  provided  in this  Plan,  will have been  validly  issued and fully paid and will be non-assessable by the Trust, on behalf of the Acquiring Portfolio;

                           (2)      All actions  required to be taken by the Trust and/or  Portfolios  to authorize and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of the Trust and the Portfolios;

                           (3)      Neither the  execution,  delivery nor  performance of this Plan by the Trust violates any provision of the Trust's Amended and Restated  Declaration of Trust or By-laws,  or the provisions of any agreement or other  instrument known to such counsel to which the Trust is a party or by which the Portfolios are otherwise  bound;  this Plan is the legal,  valid and binding obligation of the Trust and each  Portfolio and is enforceable  against the Trust and/or each  Portfolio in accordance  with its terms;
and

                           (4)      The Trust's  registration  statement  of which the  prospectus  dated May 1, 2001  relating to each
Portfolio is a part (the  "Prospectus")  is, at the time of the signing of this Plan,  effective  under the 1933 Act,  and, to the best knowledge of such  counsel,  no stop order  suspending  the  effectiveness  of such  registration  statement  has been  issued,  and no proceedings  for such purpose have been instituted or are pending before or threatened by the U.S.  Securities and Exchange  Commission under the 1933 Act, and nothing has come to counsel's  attention  that causes it to believe  that,  at the time the  Prospectus  became effective,  or at the time of the signing of this Plan, or at the Closing,  such  Prospectus  (except for the financial  statements and other  financial  and  statistical  data  included  therein,  as to which  counsel need not express an opinion),  contained  any untrue statement of a material  fact or omitted to state a material  fact  required to be stated  therein or necessary to make the  statements therein not misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the  opinions  set forth above,  counsel may state that it is relying on  certificates  of the officers of the Trust with regard to matters of fact, and certain  certifications and written  statements of governmental  officials with respect to the good standing of the Trust.

         (h)      That the Trust's  Registration  Statement  with  respect to the  Acquiring  Portfolio  Shares to be  delivered to the
Acquired  Portfolio's  shareholders  in  accordance  with this Plan shall have  become  effective,  and no stop  order  suspending  the effectiveness of the Registration  Statement or any amendment or supplement  thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

         (i)      That the Acquiring  Portfolio Shares to be delivered  hereunder shall be eligible for sale by the Acquiring Portfolio with each state  commission  or agency  with which such  eligibility  is  required in order to permit the  Acquiring  Portfolio  Shares lawfully to be delivered to each shareholder of the Acquired Portfolio.

         (j)      That, at the Closing,  there shall be  transferred  to the Acquiring  Portfolio  aggregate Net Assets of the Acquired
     Portfolio  comprising  at least 90% in fair  market  value of the total net assets and 70% of the fair  market  value of the total gross assets recorded on the books of Acquired Portfolio on the Closing Date.

9.       Expenses.
         ---------

         (a)      The Trust  represents  and warrants that there are no broker or finders'  fees payable by it in  connection  with the transactions provided for herein.

         (b)      The expenses of entering  into and  carrying  out the  provisions  of this Plan shall be borne by the  Acquiring  and
Acquired  Portfolios of the Trust in proportion to their assets;  provided that any such expenses in excess of $200,000  shall be borne by American Skandia Life Assurance Corporation or its affiliates.

10.      Termination; Postponement; Waiver; Order.
         -----------------------------------------

         (a)      Anything  contained in this Plan to the contrary  notwithstanding,  this Plan may be terminated  and abandoned at any time (whether before or after approval  thereof by the  shareholders of an Acquired  Portfolio) prior to the Closing or the Closing may be postponed by the Trust on behalf of a Portfolio by  resolution  of the Board of Trustees,  if  circumstances  develop  that,  in the opinion of the Board, make proceeding with the Plan inadvisable.

         (b)      If the  transactions  contemplated  by this Plan have not been  consummated  by  December  31,  2001,  the Plan shall automatically terminate on that date, unless a later date is agreed to by the Trust on behalf of the relevant Portfolios.

         (c)      In the event of termination of this Plan pursuant to the  provisions  hereof,  the same shall become void and have no further effect with respect to the Acquiring  Portfolio or Acquired  Portfolio,  and neither the Fund, the Acquiring  Portfolio nor the
Acquired Portfolio, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

         (d)      At any time  prior to the  Closing,  any of the  terms or  conditions  of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the Trust's  Board of Trustees if, in the judgment of such Board of Trustees,  such action or waiver will not have a material  adverse affect on the benefits  intended under this Plan to its  shareholders,  on behalf of whom such action is taken.

         (e)      The  respective  representations  and  warranties  contained  in  Sections  4 to 6 hereof  shall  expire  with and be terminated by the Plan of  Reorganization,  and neither the Trust nor any of its officers,  directors,  agents or shareholders  nor the
Portfolios  nor any of their  shareholders  shall have any  liability  with respect to such  representations  or  warranties  after the
Closing.  This provision  shall not protect any officer,  director,  agent or shareholder of any of the Portfolios or the Trust against any liability to the entity for which that officer,  director,  agent or shareholder so acts or to any of the Trust's  shareholders  to which that officer,  director,  agent or shareholder  would  otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence, or reckless disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities  and  Exchange  Commission  with  respect to this Plan shall be issued prior to the Closing and shall impose any terms or  conditions  that are  determined by action of the Board of Trustees of the Trust on behalf of the Portfolios to be acceptable,  such terms and conditions  shall be binding as if a part of this Plan without  further vote or approval of the  shareholders of the Acquired  Portfolios,  unless such terms and conditions  shall result in a change in the method of computing  the number of Acquiring  Portfolio  Shares to be issued to the Acquired  Portfolio in which event,  unless such terms and conditions shall have been included in the proxy  solicitation  material  furnished to the shareholders of the Acquired Portfolio prior to the meeting at which the  transactions  contemplated  by this Plan shall have been approved,  this Plan shall not be consummated and shall  terminate  unless the Trust on behalf of the Acquired  Portfolio  shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.
         ---------------------------

         This Plan  embodies  the entire plan of the Trust on behalf of the  Portfolios  and there are no  agreements,  understandings, restrictions,  or  warranties  between the parties  other than those set forth herein or herein  provided for. This Plan may be amended only by the Trust on behalf of a Portfolio  in writing.  Neither this Plan nor any  interest  herein may be assigned  without the prior written consent of the Trust on behalf of the Portfolio corresponding to the Portfolio making the assignment.

12.      Notices.
         --------

         Any notice,  report,  or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed,  first class  postage  prepaid,  addressed to the Trust at One Corporate  Drive,  P.O. Box 883,
Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         --------------
         This Plan shall be governed by and carried out in accordance with the laws of the Commonwealth of Massachusetts.

         IN WITNESS  WHEREOF,  American  Skandia Trust, on behalf of the AST American  Century  International  Growth Portfolio and AST
American  Century  International  Growth  Portfolio II, has executed this Plan by its duly authorized  officer,  all as of the date and year first-above written.

                                                   AMERICAN SKANDIA TRUST
                                                   on behalf of
                                                   AST American Century International Growth Portfolio,
                                                   AST American Century International Growth Portfolio II.

Attest:                                            By:

/s/Susann Palumbo                                  /s/Edward P. Macdonald

                                                               EXHIBIT B

                                                     Prospectus dated MAY 1, 2001

         The Prospectus for the AST American Century  International Growth Portfolio and the AST American Century  International Growth
Portfolio  II of American  Skandia  Trust dated May 1, 2001,  is part of this  Prospectus/Proxy  Statement  and will be included in the proxy solicitation mailing to shareholders.  The above-referenced prospectus follows.

PROSPECTUS                                                                                                     May 1, 2001

                                                        AMERICAN SKANDIA TRUST
                                            One Corporate Drive, Shelton, Connecticut 06484
---------------------------------------------------------------------------------------------------------------------------------------
American Skandia Trust (the "Trust") is an investment  company made up of 41 separate  portfolios,  2 of which are offered through this
Prospectus ("Portfolios"):

   AST American Century International Growth Portfolio
   AST American Century International Growth Portfolio II

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE  COMMISSION NOR HAS THE COMMISSION  PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Trust is an investment  vehicle for life  insurance  companies  ("Participating  Insurance  Companies")  writing  variable  annuity contracts and variable  life  insurance  policies.  Shares of the Trust may also be sold  directly to certain  tax-deferred  retirement plans.  Each  variable  annuity  contract  and  variable  life  insurance  policy  involves  fees and  expenses  not  described in this
Prospectus.  Please read the  Prospectus  for the  variable  annuity  contract  and  variable  life  insurance  policy for  information regarding the contract or policy, including its fees and expenses.

                                                           TABLE OF CONTENTS
                                                           -----------------

Caption                                                                                                        Page
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                                                          RISK/RETURN SUMMARY

         American Skandia Trust (the "Trust") is comprised of forty-one  investment  portfolios,  two of which are offered through this
Prospectus  (the  "Portfolios").  The  Portfolios  are designed to provide a wide range of investment  options.  Each Portfolio has its own  investment  goal and style (and, as a result,  its own level of risk).  Some of the  Portfolios  offer  potential for high returns with  correspondingly  higher risk,  while others offer stable  returns with  relatively  less risk.  It is possible to lose money when investing  even in the most  conservative  of the  Portfolios.  Investments in the Portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         It is not possible to provide an exact measure of the risk to which a Portfolio is subject,  and a Portfolio's  risk will vary based on the  securities  that it  holds at a given  time.  Nonetheless,  based on each  Portfolio's  investment  style  and the  risks typically  associated  with that style,  it is possible to assess in a general  manner the risks to which a Portfolio  will be subject.
The  following  discussion  highlights  the  investment  strategies  and risks of each  Portfolio.  Additional  information  about each
Portfolio's potential investments and its risks is included in this Prospectus under "Investment Objectives and Policies."

International Portfolios:

Portfolio:                    Investment Goal:               Primary Investments:
---------                     ---------------                -------------------

American Century Int'l        Capital growth                 The Portfolio invests primarily in equity securities of
Growth                                                       foreign companies.

American Century Int'l        Capital growth                 The Portfolio invests primarily in equity securities of
Growth II                                                    foreign companies.

Principal Investment Strategies:
-------------------------------

The AST American  Century  International  Growth  Portfolio  will seek to achieve its  investment  objective by investing  primarily in equity  securities of  international  companies that the Sub-advisor  believes will increase in value over time. The Sub-advisor uses a growth  investment  strategy it developed that looks for companies with earnings and revenue growth.  Ideally,  the  Sub-advisor  looks for  companies  whose  earnings  and  revenues  are not only  growing,  but are growing at an  accelerating  pace.  For purposes of the
Portfolio, equity securities include common stocks, preferred stocks and convertible securities.

The Sub-advisor  tracks financial  information for thousands of companies to research and select the stocks it believes will be able to sustain  accelerating  growth.  This  strategy  is based on the  premise  that,  over the long  term,  the  stocks  of  companies  with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The Sub-advisor  recognizes that, in addition to locating strong companies with accelerating  earnings,  the allocation of assets among different  countries and regions also is an important factor in managing an international  portfolio.  For this reason, the Sub-advisor will consider a number of other factors in making  investment  selections,  including the prospects for relative  economic growth among countries  or  regions,  economic  and  political  conditions,  expected  inflation  rates,  currency  exchange  fluctuations  and  tax considerations.  Under normal  conditions,  the Portfolio  will invest at least 65% of its assets in equity  securities of issuers from at least three  countries  outside of the United  States.  While the  Portfolio's  focus will be on issuers in developed  markets,  the
Sub-advisor expects to invest to some degree in issuers in developing countries.

The AST American  Century  International  Growth  Portfolio II will seek to achieve its investment  objective in the same manner as the
AST American Century International Growth Portfolio as described above.

Principal Risks:
---------------

o    Both  international  portfolios are equity funds,  and the primary risk of each is that the value of the stocks they hold will decline.  Stocks can decline for many reasons,  including reasons related to the particular company, the industry of which it is a part, or the securities markets generally.

o        The level of risk of the  international  portfolios  will generally be higher than the level of risk  associated with domestic equity funds.  Foreign  investments  involve risks such as fluctuations in currency  exchange rates, less liquid and more volatile securities  markets,  unstable  political  and economic  structures,  reduced  availability  of  information,  and lack of uniform financial  reporting and regulatory  practices such as those that apply to U.S.  issuers.  While neither  international  portfolio invests primarily in companies located in developing  countries,  each may invest in those companies to some degree, and the risks of foreign investment may be accentuated by investment in developing countries.

Past Performance

             The bar charts show the  performance  of each  Portfolio  for each full calendar year the Portfolio has been in operation.
The tables below each bar chart show each such  Portfolio's  best and worst quarters  during the periods  included in the bar chart, as well as average  annual total returns for each  Portfolio  since  inception.  This  information  may help provide an indication of each
Portfolio's  risks by showing  changes in performance  from year to year and by comparing the  Portfolio's  performance  with that of a broad-based  securities  index. The performance  figures do not reflect any charges  associated with the variable  insurance  contracts through which  Portfolio  shares are purchased;  and would be lower if they did. All figures  assume  reinvestment  of dividends.  Past performance does not necessarily indicate how a Portfolio will perform in the future.

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO

80.00%
60.00%
40.00%
20.00%
0.00%
-20.00%
15.10%
18.68%
65.20%
-16.10%
1997
1998
1999
2000

Best Quarter	Worst Quarter
Up 49.04%, 4th quarter 1999	Down 17.66%, 3rd quarter 1998

Average annual total returns For periods ending 12/31/00	Portfolio	Index: Morgan Stanley Capital International (MSCI) EAFE Index
1 year	-16.10%	-14.17%
Since Inception (1/2/97)	17.32%	8.36%

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO II*

40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-3.80%
11.09%
14.17%
1.36%
14.03%
31.95%
-17.38%
1994
1995
1996
1997
1998
1999
2000

Best Quarter	Worst Quarter
Up 24.22%, 4th quarter 1999	Down 13.58%, 3rd quarter 1998

Average annual total returns For periods ending 12/31/00	Portfolio	Index: Morgan Stanley Capital International (MSCI) EAFE Index
1 year	-17.38%	-14.17%
5 year	7.55%	7.13%
Since Inception (1/4/94)	6.34%	6.56%

*Prior to May 1, 2000, the AST American Century International Growth Portfolio II was known as the AST T. Rowe Price International Equity Portfolio, and T. Rowe Price International, Inc. served as Sub-advisor to the Portfolio.

FEES AND EXPENSES OF THE  PORTFOLIOS:  The table below  describes  the fees and expenses that you may pay if you buy and hold shares of the Portfolios.  Unless otherwise indicated, the expenses shown below are for the year ending December 31, 2000.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases                                                 NONE*
Maximum Deferred Sales Charge (Load)                                                             NONE*
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                      NONE*
Redemption Fees                                                                                  NONE*
Exchange Fee                                                                                     NONE*

* Because  shares of the  Portfolios may be purchased  through  variable  insurance  products,  the prospectus of the relevant  product should be  carefully  reviewed for  information  on the charges and  expenses of those  products.  This table does not reflect any such charges.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Portfolio assets, in %):

                                           Management   Distribution   Other        Total Annual    Fee Waivers     Net
                                           Fees         and Service    Expenses     Portfolio      and Expense      Annual
                                                        (12b-1)                     Operating      Reimbursement(2) Fund
Portfolio:                                              Fees(1)                     Expenses                        Operating
                                                                                                                    Expenses
------------------------------------------ ------------ -------------- ------------ -------------- ---------------- ------------
AST American Century International Growth      1.00         0.00            0.27         1.27           N/A              1.27
AST American Century International             1.00         0.00            0.26         1.26           N/A              1.26
Growth II

(1) As  discussed  below  under  "Management  of the  Trust - Fees  and  Expenses,  the  Trustees  adopted  a  Distribution  Plan  (the
"Distribution  Plan") under Rule 12b-1 to permit an affiliate of the Trust's  Investment  Manager to receive  brokerage  commissions in connection with purchases and sales of securities held by the  Portfolios,  and to use these  commissions to promote the sale of shares of the Portfolio.  While the brokerage  commission  rates and amounts paid by the various  Portfolios are not expected to increase as a result of the  Distribution  Plan, the staff of the  Securities  and Exchange  Commission  takes the position that  commission  amounts received  under the  Distribution  Plan should be reflected as  distribution  expenses of the  Portfolios.  The  Distribution  Fees are derived and annualized from data regarding  commission  amounts directed to the affiliate under the Distribution  Plan.  Although there are no maximum amounts  allowable,  actual  commission  amounts directed under the Distribution Plan will vary and the amounts directed during the last full fiscal year of the Plan's operations may differ from the amounts listed in the above chart.
(2) The  Investment  Manager has agreed to  reimburse  and/or  waive fees for certain  Portfolios  until at least April 30,  2002.  The caption "Total Annual Fund Operating  Expenses"  reflects the  Portfolios'  fees and expenses  before such waivers and  reimbursements, while the caption "Net Annual Fund Operating Expenses" reflects the effect of such waivers and reimbursements.

EXPENSE EXAMPLES:

         This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated.  The Example also assumes that your investment has a 5% return each year, that the Portfolios' total operating expenses remain the same, and that any expense waivers and reimbursements remain in effect only for the periods during which they are binding.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                After:
Portfolio:                                           1 yr.             3 yrs.           5 yrs.            10 yrs.
---------                                            ------------------------------------------------------------

AST American Century International Growth            129               403              697               1,534
AST American Century International Growth II         128               400              692               1,523

INVESTMENT OBJECTIVES AND POLICIES:

         The investment  objective,  policies and limitations for each of the Portfolios are described  below.  While certain  policies apply to all Portfolios,  generally each Portfolio has a different  investment  objective and investment focus. As a result, the risks, opportunities  and returns of investing in each  Portfolio  will  differ.  The  investment  objectives  and policies of the  Portfolios generally are not fundamental policies and may be changed by the Trustees without shareholder approval.

         There can be no assurance  that the investment  objective of any Portfolio  will be achieved.  Risks relating to certain types of securities  and  instruments in which the  Portfolios  may invest are described in this  Prospectus  under "Certain Risk Factors and
Investment Methods."

         If approved by the Trustees, the Trust may add more Portfolios and may cease to offer any existing Portfolios in the future.

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO:

Investment Objective:  The investment objective of the Portfolio is to seek capital growth.

Principal Investment Policies and Risks:

         The Portfolio  will seek to achieve its  investment  objective by investing  primarily in equity  securities of  international companies  that the  Sub-advisor  believes will  increase in value over time.  The  Sub-advisor  uses a growth  investment  strategy it developed that looks for companies with earnings and revenue growth.  Ideally,  the Sub-advisor  looks for companies whose earnings and revenues are not only growing,  but are growing at an accelerating pace.  Accelerating  growth is shown, for example, by growth that is faster this quarter  than last or faster this year than the year  before.  For purposes of the  Portfolio,  equity  securities  include common stocks, preferred stocks and convertible securities.

         The  Sub-advisor  tracks  financial  information for thousands of companies to research and select the stocks it believes will be able to sustain  accelerating  growth.  This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

         The  Sub-advisor  recognizes  that, in addition to locating strong  companies with  accelerating  earnings,  the allocation of assets among  different  countries and regions also is an important  factor in managing an  international  portfolio.  For this reason, the  Sub-advisor  will  consider a number of other  factors in making  investment  selections,  including  the  prospects  for relative economic  growth  among  countries  or regions,  economic  and  political  conditions,  expected  inflation  rates,  currency  exchange fluctuations  and tax  considerations.  Under  normal  conditions,  the  Portfolio  will  invest at least  65% of its  assets in equity securities of issuers from at least three countries  outside of the United States.  In order to maintain  investment  flexibility,  the
Portfolio has not otherwise established geographic requirements for asset distribution.

         While the  Portfolio's  focus will be on issuers in developed  markets,  the  Sub-advisor  expects to invest to some degree in issuers in developing  countries.  The Portfolio may make foreign investments either directly in foreign  securities,  or indirectly by purchasing  depositary  receipts.  Securities  purchased in foreign markets may either be traded on foreign securities  exchanges or in the over-the-counter markets.

         As with all stocks,  the value of the stocks held by the  Portfolio  can  decrease as well as  increase.  As a fund  investing primarily in equity securities of foreign issuers,  the Portfolio may be subject to a level of risk and share price fluctuation  higher than most funds that invest primarily in domestic  equities.  Foreign  companies may be subject to greater economic risks than domestic companies,  and foreign  securities  are subject to certain risks relating to political,  regulatory  and market  structures and events that  domestic  securities  are not subject to. To the extent the Portfolio  invests in  securities of issuers in developing  counties, the Portfolio may be subject to even greater levels of risk and share price fluctuation.

Other Investments:

         Securities  of U.S.  issuers may be included  in the  Portfolio  from time to time.  The  Portfolio  also may invest in bonds, notes and debt  securities of companies and  obligations  of domestic or foreign  governments  and their  agencies.  The Portfolio will limit its purchases of debt  securities to  investment  grade  obligations.  The  Portfolio  may enter into  non-leveraged  stock index futures contracts and may make short sales "against the box."

         Derivative  Securities.  The Portfolio may invest in derivative  securities.  Certain of these  derivative  securities  may be described as  "index/structured"  securities,  which are securities whose value or performance is linked to other equity securities (as in the case of  depositary  receipts),  currencies,  interest  rates,  securities  indices or other  financial  indicators  ("reference indices").  The Portfolio may not invest in a derivative  security  unless the reference index or the instrument to which it relates is an eligible  investment for the Portfolio.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment  because the  Portfolio  may not invest in oil and gas leases or futures.  The Portfolio may make short sales
"against the box."

         Forward Currency Exchange  Contracts.  As a fund investing  primarily in foreign  securities,  the value of the Portfolio will be affected by changes in the exchange rates between foreign  currencies and the U.S. dollar.  To protect against adverse  movements in exchange rates, the Portfolio may, for hedging purposes only, enter into forward foreign  currency  exchange  contracts.  The Portfolio may enter into a forward contract to "lock-in" an exchange rate for a specific  purchase or sale of a security.  Less  frequently,  the
Portfolio  may enter  into a forward  contract  to seek to  protect  its  holdings  in a  particular  currency  from a decline  in that currency.  Predicting  the relative  future  values of  currencies  is very  difficult,  and there is no assurance  that any attempt to reduce the risk of adverse currency movements through the use of forward contracts will be successful.

         Indirect  Foreign  Investments.  The  Portfolio  may invest up to 10% of its assets in certain  foreign  countries  indirectly through  investment funds and registered  investment  companies that invest in those countries.  If the Portfolio invests in investment companies, it will bear its proportionate share of the costs incurred by such companies, including any investment advisory fees.

         Additional  information  about the  securities  that the  Portfolio  may invest in and their  risks is  included  below  under
"Certain Risk Factors and Investment Methods."

         Temporary  Investments.  Under  exceptional  market or economic  conditions,  the  Portfolio may  temporarily  invest all or a substantial portion of its assets in cash or investment-grade  short-term  securities.  While the Portfolio is in a defensive position, the ability to achieve its investment objective of capital growth may be limited.

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO II:

The  investment  objective,  policies and risks of the  Portfolio  are  substantially  identical  to those of the AST American  Century
International Growth Portfolio as described immediately above.

PORTFOLIO TURNOVER:

         Each  Portfolio  may sell its  portfolio  securities,  regardless  of the  length of time that  they  have been  held,  if the
Sub-advisor  and/or  the  Investment  Manager  determines  that it  would  be in the  Portfolio's  best  interest  to do so.  It may be appropriate to buy or sell portfolio  securities due to economic,  market,  or other factors that are not within the  Sub-advisor's  or
Investment  Manager's  control.  Such transactions  will increase a Portfolio's  "portfolio  turnover." A 100% portfolio  turnover rate would occur if all of the securities in a portfolio of investments were replaced during a given period.

         Although  turnover  rates may vary  substantially  from year to year,  it is  anticipated  that the following  Portfolios  may regularly have annual rates of turnover exceeding 100%:

         AST American Century International Growth Portfolio
         AST American Century International Growth Portfolio II

         A high rate of portfolio turnover involves  correspondingly  higher brokerage commission expenses and other transaction costs, which are borne by a Portfolio and will reduce its performance.

NET ASSET VALUE:

         The net asset value per share  ("NAV") of each  Portfolio is  determined  as of the close of the New York Stock  Exchange (the
"NYSE")  (normally 4:00 p.m.  Eastern Time) on each day that the NYSE is open for business.  NAV is determined by dividing the value of a Portfolio's  total  assets,  less any  liabilities,  by the number of total shares of that  Portfolio  outstanding.  In general,  the assets of each Portfolio  (except the AST Money Market  Portfolio) are valued on the basis of market  quotations.  However,  in certain circumstances  where market  quotations are not readily  available or are believed to be inaccurate,  assets are valued by methods that are believed to accurately  reflect their fair value.  Because NAV is calculated  and purchases may be made only on business  days, and because  securities  traded on foreign  exchanges may trade on other days,  the value of a Portfolio's  investments  may change on days when shares cannot be purchased or redeemed.

PURCHASE AND REDEMPTION OF SHARES:

         Purchases of shares of the  Portfolios  may be made only by separate  accounts of  Participating  Insurance  Companies for the purpose of investing assets  attributable to variable annuity contracts and variable life insurance  policies  ("contractholders"),  or by qualified plans. The separate  accounts of the Participating  Insurance  Companies place orders to purchase and redeem shares of the
Trust based on, among other things,  the amount of premium  payments to be invested and the amount of surrender  and transfer  requests to be effected on that day under the variable annuity  contracts and variable life insurance  policies.  Orders are effected on days on which the NYSE is open for trading.  Orders received  before 4:00 P.M.  Eastern time are effected at the NAV determined as of 4:00 P.M.
Eastern Time on that same day.  Orders  received  after 4:00 P.M.  Eastern Time are effected at the NAV  calculated  the next  business day.  Payment  for  redemptions  will be made  within  seven days after the  request is  received.  The Trust does not assess any fees, either  when it sells or when it redeems  its  securities.  However,  surrender  charges,  mortality  and  expense  risk fees and other charges may be  assessed by  Participating  Insurance  Companies  under the  variable  annuity  contracts  or variable  life  insurance policies.  Please  refer  to the  prospectuses  for the  variable  annuity  contracts  and  variable  insurance  policies  for  further information on these fees.

         As of the date of this Prospectus,  American Skandia Life Assurance  Corporation ("ASLAC") and Kemper Investors Life Insurance
Company are the only  Participating  Insurance  Companies.  The profit  sharing plan  covering  employees of ASLAC and its  affiliates, which is a retirement  plan  qualified  under Section  401(a) of the Internal  Revenue Code of 1986, as amended,  also may directly own shares of the Trust.  Certain  conflicts of interest may arise as a result of  investment in the Trust by various  insurance  companies for the benefit of their  contractholders  and by various  qualified  plans.  These conflicts could arise because of differences in the tax treatment of the various  investors,  because of actions of the  Participating  Insurance  Companies and/or the qualified plans, or other  reasons.  The Trust does not currently  expect that any material  conflicts of interest will arise.  Nevertheless,  the Trustees intend to monitor events in order to identify any material  irreconcilable  conflicts and to determine what action,  if any,  should be taken in response to such  conflicts.  Should any  conflict  arise that would  require a  substantial  amount of assets to be withdrawn from the Trust, orderly portfolio management could be disrupted.

MANAGEMENT OF THE TRUST:

Investment Manager: American Skandia Investment Services,  Incorporated ("ASISI"), One Corporate Drive, Shelton,  Connecticut,  acts as
Investment  Manager to the Trust.  ASISI has served as Investment  Manager since 1992, and currently serves as Investment  Manager to a total of 73 investment  company portfolios  (including the Portfolios of the Trust).  ASISI is an indirect  wholly-owned  subsidiary of
Skandia  Insurance  Company Ltd.  ("Skandia").  Skandia is a Swedish company that owns,  directly or indirectly,  a number of insurance companies in many countries.  The predecessor to Skandia commenced operations in 1855.

         The Trust's Investment  Management  Agreements with ASISI (the "Management  Agreements")  provide that ASISI will furnish each applicable  Portfolio with investment  advice and  administrative  services  subject to the supervision of the Board of Trustees and in conformity  with the stated  policies of the applicable  Portfolio.  The  Investment  Manager has engaged  Sub-advisors  to conduct the investment programs of each Portfolio,  including the purchase,  retention and sale of portfolio securities.  The Investment Manager is responsible  for  monitoring  the  activities of the  Sub-advisors  and reporting on such  activities to the Trustees.  The  Investment
Manager  must also  provide,  or  obtain  and  supervise,  the  executive,  administrative,  accounting,  custody,  transfer  agent and shareholder servicing services that are deemed advisable by the Trustees.

         The Trust has obtained an exemption  from the Securities and Exchange  Commission  that permits ASISI,  subject to approval by the Board of Trustees of the Trust,  to change  sub-advisors  for a Portfolio and to enter into new  sub-advisory  agreements,  without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions granted to other investment  companies that are  organized in a similar  manner as the Trust) is intended to  facilitate  the  efficient  supervision  and  management  of the sub-advisors by ASISI and the Trustees.

Sub-advisors:

         American Century Investment  Management,  Inc. ("American  Century"),  American Century Tower, 4500 Main Street,  Kansas City,
Missouri  64111,  serves as Sub-advisor for the AST American  Century  International  Growth  Portfolio,  and the AST American  Century
International  Growth  Portfolio II.  American  Century has been providing  investment  advisory  services to investment  companies and institutional  clients since 1958. As of December 31, 2000,  American Century and its affiliates managed assets totaling  approximately
$103 billion.

         American Century utilizes a team of portfolio  managers,  assistant  portfolio managers and analysts acting together to manage the assets of the Portfolios.

         The portfolio  manager  members of the portfolio team  responsible  for management of the AST American  Century  International
Growth  Portfolio  and the AST American  Century  International  Growth  Portfolio II are Henrik  Strabo and Mark S.  Kopinski.  Henrik
Strabo joined American Century in 1993 as an investment  analyst,  has been a portfolio manager member of the international  team since
1994 and has managed the AST  American  Century  International  Growth  Portfolio  since its  inception  and the AST  American  Century
International  Growth  Portfolio II since American  Century became the  Portfolio's  Sub-advisor  in May 2000.  Mark S. Kopinski,  Vice
President and Portfolio  Manager for American  Century,  rejoined  American  Century in April 1997 and has  co-managed the AST American
Century  International  Growth Portfolio since that time and the AST American Century  International Growth Portfolio II since American
Century  became the  Portfolio's  Sub-advisor.  From June 1995 to March 1997,  Mr.  Kopinski  served as Vice  President  and  Portfolio
Manager for Federated Investors, Inc.

Fees and Expenses:

         Investment  Management Fees.  ASISI receives a fee,  payable each month, for the performance of its services.  ASISI pays each
Sub-advisor  a portion of such fee for the  performance  of the  Sub-advisory  services at no  additional  cost to any  Portfolio.  The
Investment  Management fee for each  Portfolio will differ,  reflecting the differing  objectives,  policies and  restrictions  of each
Portfolio.  Each  Portfolio's  fee is accrued daily for the purposes of determining  the sale and redemption  price of the  Portfolio's shares.  The fees paid to ASISI for the fiscal year ended  December 31, 2000 by each  Portfolio  that was in operation  for that entire fiscal year, stated as a percentage of the Portfolio's average daily net assets, were as follows:

Portfolio:                                                                               Annual Rate:
----------                                                                               ------------

AST American Century International Growth Portfolio:                                         1.00%
AST American Century International Growth Portfolio II:                                      1.00%

         For more  information  about  investment  management  fees,  including  voluntary fee waivers and the fee rates  applicable at various  asset  levels,  and the fees  payable by ASISI to each of the  Sub-advisors,  please  see the  Trust's  SAI under  "Investment
Advisory and Other Services."

         Other Expenses.  In addition to Investment  Management  fees, each Portfolio pays other expenses,  including costs incurred in connection with the maintenance of its securities law  registrations,  printing and mailing  prospectuses  and statements of additional information to shareholders,  certain office and financial  accounting  services,  taxes or governmental fees,  brokerage  commissions, custodial,  transfer and shareholder  servicing agent costs,  expenses of outside counsel and independent  accountants,  preparation of shareholder  reports and expenses of trustee and shareholder  meetings.  The Trust may also pay Participating  Insurance  Companies for printing  and delivery of certain  documents  (including  prospectuses,  semi-annual  and annual  reports and any proxy  materials)  to holders of variable  annuity  contracts  and variable  life  insurance  policies  whose assets are invested in the Trust.  Expenses not directly attributable to any specific Portfolio or Portfolios are allocated on the basis of the net assets of the Portfolios.

         Distribution  Plan.  The  Trust has  adopted a  Distribution  Plan  (the  "Distribution  Plan")  under  Rule  12b-1  under the
Investment  Company Act of 1940 to permit  American  Skandia  Marketing,  Inc.  ("ASM"),  an affiliate of ASISI,  to receive  brokerage commissions in connection with purchases and sales of securities held by the  Portfolios,  and to use these  commissions to promote the sale of shares of the Portfolios.  Under the  Distribution  Plan,  transactions for the purchase and sale of securities for a Portfolio may be directed  to certain  brokers for  execution  ("clearing  brokers")  who have  agreed to pay part of the  brokerage  commissions received on these  transactions  to ASM for  "introducing"  transactions  to the clearing  broker.  In turn, ASM will use the brokerage commissions  received as an introducing broker to pay various  distribution-related  expenses,  such as advertising,  printing of sales materials,  and payments to dealers.  No Portfolio  will pay any new fees or charges  resulting from the  Distribution  Plan, nor is it expected that the brokerage commissions paid by a Portfolio will increase as the result of implementation of the Distribution Plan.

TAX MATTERS:

         Each Portfolio  intends to distribute  substantially  all its net investment  income.  Dividends  from  investment  income are expected  to be declared  and  distributed  annually,  although  the  Trustees  of the Trust may decide to declare  dividends  at other intervals.  Similarly,  any net realized  long- and  short-term  capital gains of each  Portfolio  will be declared and  distributed at least annually  either during or after the close of the Portfolio's  fiscal year.  Distributions  will be made to the various  separate accounts of the Participating  Insurance  Companies and to qualified plans (not to holders of variable  insurance  contracts or to plan participants)  in the form of  additional  shares  (not in cash).  The result is that the  investment  performance  of the  Portfolios, either in the form of dividends or capital gains, will be reflected in the value of the variable contracts or the qualified plans.

         Holders of variable  annuity  contracts  or  variable  life  insurance  policies  should  consult  the  prospectuses  of their respective  contracts or policies for information on the federal income tax consequences to such holders,  and plan participants should consult any  applicable  plan  documents for  information on the federal income tax  consequences  to such  participants.  In addition, variable  contract owners and qualified plan  participants  may wish to consult with their own tax advisors as to the tax  consequences of investments in the Trust, including the application of state and local taxes.

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FINANCIAL  HIGHLIGHTS:  The  financial  highlights  table is  intended to help you  understand  the  Portfolio's  financial performance for the past five years.  Certain  information  reflects  financial  results for a single  Portfolio share. The total  returns  in the  table  represent  the rate  that an  investor  would  have  earned  or lost in the  Portfolio.  The information  has been audited by Deloitte & Touche LLP, the Trust's  independent  auditors.  The report of the  independent auditors,  along with the Portfolio's  financial  statements,  are included in the annual reports of the separate  accounts funding the variable  annuity  contracts and variable life  insurance  policies,  which are available  without  charge upon request to the Trust at One Corporate Drive, Shelton, Connecticut or by calling (800) 752-6342.

                                                  INCREASE (DECREASE) FROM
                                                           INVESTMENT OPERATIONS                            LESS DISTRIBUTIONS
                                            ----------------------------------------------------------------------------------------

                               NET ASSET       NET                                                                        NET ASSET
                                VALUE      INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET   FROM NET                    VALUE
                   PERIOD      BEGINNING     INCOME    & UNREALIZED    INVESTMENT   INVESTMENT  REALIZED      TOTAL          END
PORTFOLIO          ENDED        OF PERIOD      (LOSS)     GAIN (LOSS)   OPERATIONS   INCOME      GAINS     DISTRIBUTIONS  OF PERIOD
---------          -----        ---------      ------     -----------   ----------   ------      -----     -------------  ---------

AST American Century  12/31/00   $16.67      $(0.01)      $(2.57)        $(2.58)     $(0.04)    $(1.64)      $(1.68)        $12.41
Intl Growth II**      12/31/99    13.39         0.06         3.95           4.01      (0.09)     (0.64)       (0.73)         16.67
                      12/31/98    12.09         0.08         1.59           1.67      (0.14)     (0.23)       (0.37)         13.39
                      12/31/97    12.07         0.09         0.08           0.17      (0.07)     (0.08)       (0.15)         12.09
                      12/31/96    10.65         0.06         1.44           1.50      (0.08)         --       (0.08)         12.07

AST American Century  12/31/00   $22.40        $0.03      $(3.45)        $(3.42)  $       --    $(0.82)      $(0.82)        $18.16
International Growth  12/31/99    13.66       (0.04)         8.88           8.84          --     (0.10)       (0.10)         22.40
                      12/31/98    11.52         0.03         2.12           2.15      (0.01)         --       (0.01)         13.66
                      12/31/97(1) 10.00       (0.03)         1.55           1.52          --         --           --         11.52

---------------------------------------------------------------------------------------------------------------------------
* For 1999 and 2000,  includes  commissions  received by American Skandia  Marketing,  Inc. under the Trust's  Distribution
Plan, as described in this Prospectus under "Management of the Trust - Distribution Plan".
** Prior to May 1,  2000,  Rowe  Price-Fleming  International,  Inc.  served as  Sub-advisor  to the AST  American  Century
International  Growth  Portfolio II (formerly,  the AST T. Rowe Price  International  Equity  Portfolio).  American Century
Investment Management, Inc. has served as Sub-advisor to the Portfolio since May 1, 2000.
(1) Commenced operations on January 2, 1997.

                                                                            RATIOS OF EXPENSES
               SUPPLEMENTAL DATA                                           TO AVERAGE NET ASSETS*
    --------------------------------------------                   ----------------------------------

                                                                 AFTER ADVISORY       BEFORE ADVISORY          RATIO OF NET
                NET ASSETS AT            PORTFOLIO                 FEE WAIVER           FEE WAIVER         INVESTMENT INCOME
TOTAL           END OF PERIOD            TURNOVER                  AND EXPENSE          AND EXPENSE         (LOSS) TO AVERAGE
RETURN            (IN 000'S)               RATE                  REIMBURSEMENT         REIMBURSEMENT            NET ASSETS
------            ----------               ----                  -------------         -------------            ----------

(17.38%)         $388,396                   166%                       1.26%                1.26%                (0.07%)
   31.95%         516,824                    29%                       1.26%                1.26%                  0.47%
   14.03%         472,161                    32%                       1.25%                1.25%                  0.60%
     1.36%        464,456                    19%                       1.26%                1.26%                  0.71%
   14.17%         402,559                    11%                       1.30%                1.30%                  0.84%

(16.10%)          $332,504                  126%                        1.27%                1.27%                (0.04%)
   65.20%          154,226                  112%                        1.50%                1.50%                (0.32%)
   18.68%           77,733                  220%                        1.65%                1.65%                 0.10%
   15.10%           33,125                  171%                        1.75%(1)             1.75%(1)             (0.58%)(1)

---------------------------------------------------------------------------------------------------------------------------

CERTAIN RISK FACTORS AND INVESTMENT METHODS:

         The following is a description  of certain  securities  and  investment  methods that the Portfolios may invest in or use, and certain of the risks  associated  with such  securities  and  investment  methods.  The primary  investment  focus of each Portfolio is described  above under  "Investment  Objective and Policies" and an investor should refer to that section to obtain  information  about each Portfolio.  In general,  whether a particular  Portfolio may invest in a specific type of security or use an investment  method is described above or in the Trust's SAI under  "Investment  Objectives and Policies." As noted below,  however,  certain risk factors and investment methods apply to all or most of the Portfolios.

DERIVATIVE INSTRUMENTS:

         To the extent  permitted by the investment  objectives  and policies of a Portfolio,  a Portfolio may invest in securities and other  instruments that are commonly  referred to as  "derivatives."  For instance,  a Portfolio may purchase and write (sell) call and put  options on  securities,  securities  indices and  foreign  currencies,  enter into  futures  contracts  and use options on futures contracts,  and enter into swap agreements with respect to foreign  currencies,  interest rates,  and securities  indices.  In general, derivative  instruments  are  securities  or other  instruments  whose  value is  derived  from or  related  to the value of some other instrument or asset.

         There are many types of derivatives and many different ways to use them. Some  derivatives and derivative  strategies  involve very little risk,  while others can be extremely  risky and can lead to losses in excess of the amount  invested in the  derivative.  A
Portfolio may use derivatives to hedge against changes in interest rates,  foreign  currency  exchange rates or securities  prices,  to generate  income,  as a low cost method of gaining  exposure to a particular  securities  market  without  investing  directly in those securities, or for other reasons.

         The use of these  strategies  involves  certain  special  risks,  including  the risk that the price  movements of  derivative instruments will not correspond exactly with those of the investments from which they are derived.  In addition,  strategies  involving derivative  instruments  that are  intended  to  reduce  the risk of loss  can also  reduce  the  opportunity  for  gain.  Furthermore, regulatory  requirements  for a Portfolio  to set aside assets to meet its  obligations  with  respect to  derivatives  may result in a
Portfolio  being unable to purchase or sell  securities  when it would  otherwise  be favorable to do so, or in a Portfolio  needing to sell  securities  at a  disadvantageous  time. A Portfolio  may also be unable to close out its  derivatives  positions  when  desired.
There is no assurance  that a Portfolio  will engage in  derivative  transactions.  Certain  derivative  instruments  and some of their risks are described in more detail below.

         Options.  Most of the  Portfolios  may  purchase  or write  (sell)  call or put options on  securities,  financial  indices or currencies.  The  purchaser  of an option on a security or currency  obtains  the right to purchase  (in the case of a call  option) or sell (in the case of a put option) the security or currency at a specified  price  within a limited  period of time.  Upon  exercise by the purchaser,  the writer  (seller) of the option has the obligation to buy or sell the underlying  security at the exercise price. An option on a securities  index is similar to an option on an  individual  security,  except that the value of the option  depends on the value of the securities comprising the index, and all settlements are made in cash.

         A  Portfolio  will pay a premium to the party  writing  the option  when it  purchases  an option.  In order for a call option purchased by a Portfolio to be  profitable,  the market price of the  underlying  security  must rise  sufficiently  above the exercise price to cover the premium and other  transaction  costs.  Similarly,  in order for a put option to be profitable,  the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and other transaction costs.

         Generally,  the Portfolios will write call options only if they are covered (i.e.,  the Portfolio owns the security subject to the option or has the right to acquire it without  additional  cost).  By writing a call option,  a Portfolio  assumes the risk that it may be  required to deliver a security  for a price lower than its market  value at the time the option is  exercised.  Effectively,  a
Portfolio that writes a covered call option gives up the  opportunity  for gain above the exercise price should the market price of the underlying  security  increase,  but retains the risk of loss should the price of the  underlying  security  decline.  A Portfolio will write call options in order to obtain a return from the premiums  received and will retain the premiums  whether or not the options are exercised,  which will help offset a decline in the market value of the  underlying  securities.  A Portfolio  that writes a put option likewise receives a premium,  but assumes the risk that it may be required to purchase the underlying  security at a price in excess of its current market value.

         A Portfolio may sell an option that it has  previously  purchased  prior to the purchase or sale of the  underlying  security.
Any such sale would  result in a gain or loss  depending  on whether  the amount  received on the sale is more or less than the premium and other  transaction  costs paid on the  option.  A Portfolio  may  terminate  an option it has  written by  entering  into a closing purchase transaction in which it purchases an option of the same series as the option written.

         Futures  Contracts and Related Options.  Each Portfolio may enter into financial  futures  contracts and related options.  The seller of a futures  contract  agrees to sell the  securities  or currency  called for in the  contract and the buyer agrees to buy the securities  or currency  at a specified  price at a  specified  future  time.  Financial  futures  contracts  may relate to  securities indices,  interest rates or foreign  currencies.  Futures  contracts are usually  settled through net cash payments rather than through actual delivery of the securities underlying the contract.  For instance,  in a stock index futures contract,  the two parties agree to take or make delivery of an amount of cash equal to a specified  dollar amount times the difference  between the stock index value when the contract  expires and the price  specified in the  contract.  A Portfolio may use futures  contracts to hedge against  movements in securities prices, interest rates or currency exchange rates, or as an efficient way to gain exposure to these markets.

         An option on a futures  contract  gives the purchaser  the right,  in return for the premium paid, to assume a position in the contract  at the  exercise  price at any time  during the life of the option.  The writer of the option is  required  upon  exercise to assume the opposite position.

         Under regulations of the Commodity Futures Trading Commission ("CFTC"), no Portfolio will:

         (i)      purchase or sell futures or options on futures  contracts or stock indices for purposes  other than bona fide hedging transactions  (as  defined by the CFTC) if as a result the sum of the initial  margin  deposits  and  premiums  required  to  establish positions in futures  contracts  and related  options that do not fall within the  definition of bona fide hedging  transactions  would exceed 5% of the fair market value of each Portfolio's net assets; and

         (ii)     enter into any futures contracts if the aggregate amount of that Portfolio's  commitments  under outstanding  futures contracts positions would exceed the market value of its total assets.

         Risks of Options  and Futures  Contracts.  Options and futures  contracts  can be highly  volatile  and their use can reduce a
Portfolio's  performance.  Successful use of these strategies  requires the ability to predict future  movements in securities  prices, interest rates,  currency exchange rates, and other economic  factors.  If a Sub-advisor seeks to protect a Portfolio against potential adverse movements in the relevant financial markets using these instruments,  and such markets do not move in the predicted  direction, the Portfolio  could be left in a less favorable  position than if such  strategies had not been used. A Portfolio's  potential  losses from the use of futures extends beyond its initial investment in such contracts.

         Among the other risks inherent in the use of options and futures are (a) the risk of imperfect  correlation  between the price of options and futures and the prices of the  securities  or  currencies  to which they relate,  (b) the fact that skills needed to use these  strategies  are  different  from those needed to select  portfolio  securities  and (c) the possible  need to defer  closing out certain  positions to avoid adverse tax  consequences.  With respect to options on stock indices and stock index  futures,  the risk of imperfect  correlation  increases the more the holdings of the  Portfolio  differ from the  composition  of the relevant  index.  These instruments may not have a liquid secondary market.  Option positions  established in the  over-the-counter  market may be particularly illiquid and may also involve the risk that the other party to the transaction fails to meet its obligations.

FOREIGN SECURITIES:

         Investments  in  securities  of foreign  issuers  may involve  risks that are not present  with  domestic  investments.  While investments in foreign securities can reduce risk by providing further  diversification,  such investments involve "sovereign risks" in addition to the credit and market risks to which  securities  generally  are  subject.  Sovereign  risks  includes  local  political or economic  developments,  potential  nationalization,  withholding taxes on dividend or interest payments,  and currency blockage (which would  prevent  cash from being  brought  back to the United  States).  Compared to United  States  issuers,  there is  generally  less publicly  available  information about foreign issuers and there may be less  governmental  regulation and supervision of foreign stock exchanges,  brokers and listed companies.  Foreign issuers are not generally  subject to uniform  accounting and auditing and financial reporting  standards,  practices and requirements  comparable to those  applicable to domestic  issuers.  In some countries,  there may also be the  possibility  of  expropriation  or  confiscatory  taxation,  difficulty in enforcing  contractual  and other  obligations, political or social instability or revolution, or diplomatic developments that could affect investments in those countries.

         Securities of some foreign issuers are less liquid and their prices are more volatile than  securities of comparable  domestic issuers.  Further,  it may be more difficult for the Trust's agents to keep currently  informed about  corporate  actions and decisions that may affect the price of portfolio securities.  Brokerage  commissions on foreign securities exchanges,  which may be fixed, may be higher than in the United  States.  Settlement of  transactions  in some foreign  markets may be less frequent or less reliable than in the United States,  which could affect the liquidity of  investments.  For example,  securities  that are traded in foreign markets may trade on days (such as Saturday or Holidays) when a Portfolio does not compute its price or accept  purchase or redemption  orders.  As a result, a shareholder may not be able to act on developments taking place in foreign countries as they occur.

         American  Depositary  Receipts ("ADRs"),  European  Depositary  Receipts ("EDRs"),  Global Depositary  Receipts ("GDRs"),  and
International  Depositary Receipts ("IDRs"). ADRs are U.S.  dollar-denominated  receipts generally issued by a domestic bank evidencing its ownership of a security of a foreign  issuer.  ADRs generally are publicly  traded in the United  States.  ADRs are subject to many of the same risks as direct  investments  in foreign  securities,  although  ownership  of ADRs may reduce or eliminate  certain  risks associated with holding assets in foreign  countries,  such as the risk of  expropriation.  EDRs, GDRs and IDRs are receipts similar to
ADRs that typically trade in countries other than the United States.

         Depositary  receipts  may  be  issued  as  sponsored  or  unsponsored  programs.  In  sponsored  programs,  the  issuer  makes arrangements to have its securities traded as depositary  receipts.  In unsponsored  programs,  the issuer may not be directly involved in the program.  Although  regulatory  requirements  with respect to sponsored  and  unsponsored  programs are generally  similar,  the issuers of unsponsored  depositary  receipts are not obligated to disclose  material  information in the United States and,  therefore, the import of such information may not be reflected in the market value of such securities.

         Developing  Countries.  Although none of the  Portfolios  invest  primarily in securities of issuers in developing  countries, many of the Funds may invest in these  securities  to some  degree.  Many of the risks  described  above with  respect to  investing in foreign issuers are accentuated when the issuers are located in developing  countries.  Developing  countries may be politically and/or economically  unstable,  and the  securities  markets  in those  countries  may be less  liquid or  subject  to  inadequate  government regulation and supervision.  Developing  countries have often  experienced high rates of inflation or sharply devalued their currencies against the U.S.  dollar,  causing the value of investments in companies  located in these countries to decline.  Securities of issuers in  developing  countries  may be more  volatile  and, in the case of debt  securities,  more  uncertain  as to payment of interest and principal.  Investments  in  developing  countries  may  include  securities  created  through  the Brady  Plan,  under  which  certain heavily-indebted countries have restructured their bank debt into bonds.

         Currency  Fluctuations.  Investments  in  foreign  securities  may be  denominated  in  foreign  currencies.  The  value  of a
Portfolio's  investments  denominated in foreign currencies may be affected,  favorably or unfavorably,  by exchange rates and exchange control  regulations.  A  Portfolio's  share price may,  therefore,  also be affected by changes in currency  exchange  rates.  Foreign currency  exchange  rates  generally  are  determined  by the  forces of supply  and  demand in  foreign  exchange  markets,  including perceptions  of the relative  merits of  investment  in different  countries,  actual or perceived  changes in interest  rates or other complex  factors.  Currency  exchange rates also can be affected  unpredictably by the intervention or the failure to intervene by U.S.
or foreign  governments or central banks,  or by currency  controls or political  developments  in the U.S. or abroad.  In addition,  a
Portfolio may incur costs in connection with conversions between various currencies.

         Foreign Currency  Transactions.  A Portfolio that invests in securities  denominated in foreign currencies will need to engage in foreign currency  exchange  transactions.  Such transactions may occur on a "spot" basis at the exchange rate prevailing at the time of the  transaction.  Alternatively,  a Portfolio  may enter into forward  foreign  currency  exchange  contracts.  A forward  contract involves  an  obligation  to  purchase  or sell a  specified  currency  at a  specified  future  date at a price set at the time of the contract.  A Portfolio  may enter into a forward  contract  when it wishes to "lock in" the U.S.  dollar price of a security it expects to or is obligated to purchase or sell in the future.  This  practice may be referred to as  "transaction  hedging." In addition,  when a Portfolio's  Sub-advisor  believes that the currency of a particular  country may suffer or enjoy a significant  movement compared to another  currency,  the Portfolio may enter into a forward  contract to sell or buy the first foreign currency (or a currency that acts as a proxy for such  currency).  This practice may be referred to as  "portfolio  hedging." In any event,  the precise  matching of the forward  contract  amounts and the value of the  securities  involved  generally  will not be possible.  No Portfolio will enter into a forward  contract if it would be obligated  to sell an amount of foreign  currency in excess of the value of the Fund's  securities  or other  assets  denominated  in or  exposed  to that  currency,  or will  sell an  amount  of proxy  currency  in excess of the value of securities  denominated in or exposed to the related  currency.  The effect of entering into a forward contract on a Portfolio's  share price will be similar to selling securities  denominated in one currency and purchasing securities  denominated in another.  Although a forward contract may reduce a Portfolio's  losses on securities  denominated in foreign currency,  it may also reduce the potential for gain on the  securities  if the  currency's  value moves in a direction  not  anticipated  by the  Sub-advisor.  In  addition,  foreign currency hedging may entail significant transaction costs.

COMMON AND PREFERRED STOCKS:

         Stocks  represent  shares of  ownership  in a company.  Generally,  preferred  stock has a specified  dividend and ranks after bonds and before common stocks in its claim on the company's  income for purposes of receiving  dividend  payments and on the company's assets in the event of liquidation.  (Some of the Sub-advisors  consider  preferred stocks to be equity  securities for purposes of the various  Portfolios'  investment  policies and restrictions,  while others consider them fixed income  securities.)  After other claims are  satisfied,  common  stockholders  participate  in company  profits on a pro rata basis;  profits may be paid out in  dividends  or reinvested in the company to help it grow.  Increases and decreases in earnings are usually  reflected in a company's  stock price,  so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

FIXED INCOME SECURITIES:

         Most of the Portfolios,  including the Portfolios  that invest  primarily in equity  securities,  may invest to some degree in bonds, notes,  debentures and other obligations of corporations and governments.  Fixed-income  securities are generally subject to two kinds of risk:  credit risk and market risk.  Credit risk relates to the ability of the issuer to meet interest and principal  payments as they come due. The ratings  given a security by Moody's  Investors  Service,  Inc.  ("Moody's")  and  Standard & Poor's  Corporation
("S&P"),  which are  described  in detail in the  Appendix to the  Company's  SAI,  provide a generally  useful guide as to such credit risk.  The lower the  rating,  the  greater  the credit  risk the rating  service  perceives  to exist  with  respect to the  security.
Increasing the amount of Portfolio assets invested in lower-rated  securities  generally will increase the Portfolio's income, but also will  increase  the credit risk to which the  Portfolio  is subject.  Market risk  relates to the fact that the prices of fixed  income securities  generally  will be  affected by changes in the level of interest  rates in the markets  generally.  An increase in interest rates will tend to reduce the prices of such  securities,  while a decline in interest  rates will tend to increase  their  prices.  In general,  the longer the maturity or duration of a fixed income  security,  the more its value will  fluctuate with changes in interest rates.

         Lower-Rated Fixed Income  Securities.  Lower-rated  high-yield bonds (commonly known as "junk bonds") are those that are rated lower than the four highest  categories by a nationally  recognized  statistical  rating  organization (for example,  lower than Baa by
Moody's or BBB by S&P), or, if not rated,  are of equivalent  investment  quality as determined by the Sub-advisor.  Lower-rated  bonds are  generally  considered  to be high risk  investments  as they are  subject to  greater  credit  risk than  higher-rated  bonds.  In addition,  the market for lower-rated  bonds may be thinner and less active than the market for  higher-rated  bonds, and the prices of lower-rated  high-yield  bonds may  fluctuate  more than the prices of  higher-rated  bonds,  particularly  in times of market  stress.
Because  the risk of  default  is higher in  lower-rated  bonds,  a  Sub-advisor's  research  and  analysis  tend to be very  important ingredients in the selection of these bonds.  In addition,  the exercise by an issuer of redemption or call  provisions that are common in lower-rated bonds may result in their replacement by lower yielding bonds.

         Bonds rated in the four highest ratings  categories are frequently  referred to as "investment  grade."  However,  bonds rated in the fourth category (Baa or BBB) are considered medium grade and may have speculative characteristics.

MORTGAGE-BACKED SECURITIES:

         Mortgage-backed  securities  are securities  representing  interests in "pools" of mortgage loans on residential or commercial real property and that generally  provide for monthly  payments of both interest and principal,  in effect  "passing  through"  monthly payments  made by the  individual  borrowers  on the mortgage  loans (net of fees paid to the issuer or  guarantor of the  securities).
Mortgage-backed  securities are frequently issued by U.S.  Government  agencies or  Government-sponsored  enterprises,  and payments of interest and  principal on these  securities  (but not their market  prices) may be guaranteed by the full faith and credit of the U.S.
Government  or by the agency  only,  or may be  supported by the  issuer's  ability to borrow from the U.S.  Treasury.  Mortgage-backed securities created by non-governmental issuers may be supported by various forms of insurance or guarantees.

         Like other  fixed-income  securities,  the value of a  mortgage-backed  security will  generally  decline when interest  rates rise.  However,  when interest  rates are declining,  their value may not increase as much as other  fixed-income  securities,  because early repayments of principal on the underlying mortgages (arising,  for example,  from sale of the underlying  property,  refinancing, or  foreclosure)  may serve to reduce the remaining life of the security.  If a security has been purchased at a premium,  the value of the  premium  would  be lost in the  event of  prepayment.  Prepayments  on some  mortgage-backed  securities  may  necessitate  that a
Portfolio  find  other  investments,  which,  because of  intervening  market  changes,  will  often  offer a lower rate of return.  In addition, the mortgage securities market may be particularly affected by changes in governmental regulation or tax policies.

         Collateralized  Mortgage  Obligations (CMOs). CMOs are a type of mortgage  pass-through  security that are typically issued in multiple  series with each series having a different  maturity.  Principal and interest  payments from the  underlying  collateral  are first used to pay the principal on the series with the shortest  maturity;  in turn,  the  remaining  series are paid in order of their maturities.  Therefore,  depending  on the type of CMOs in which a  Portfolio  invests,  the  investment  may be  subject to greater or lesser risk than other types of mortgage-backed securities.

         Stripped  Mortgage-Backed  Securities.  Stripped  mortgage-backed  securities are mortgage  pass-through  securities that have been  divided  into  interest  and  principal  components.  "IOs"  (interest  only  securities)  receive the  interest  payments on the underlying  mortgages while "POs" (principal only securities)  receive the principal  payments.  The cash flows and yields on IO and PO classes are extremely  sensitive to the rate of principal  payments  (including  prepayments) on the underlying  mortgage loans. If the underlying  mortgages  experience  higher  than  anticipated  prepayments,  an  investor  in an IO class of a stripped  mortgage-backed security  may fail to  recoup  fully its  initial  investment,  even if the IO class is  highly  rated or is  derived  from a  security guaranteed by the U.S. Government.  Conversely,  if the underlying mortgage assets experience slower than anticipated prepayments,  the price on a PO class will be affected more severely than would be the case with a  traditional  mortgage-backed  security.  Unlike other fixed-income and other mortgage-backed securities, the value of IOs tends to move in the same direction as interest rates.

ASSET-BACKED SECURITIES:

         Asset-backed  securities  conceptually are similar to mortgage  pass-through  securities,  but they are secured by and payable from  payments  on assets  such as credit  card,  automobile  or trade  loans,  rather  than  mortgages.  The  credit  quality of these securities  depends  primarily upon the quality of the underlying  assets and the level of credit support or enhancement  provided.  In addition, asset-backed securities involve prepayment risks that are similar in nature to those of mortgage pass-through securities.

CONVERTIBLE SECURITIES AND WARRANTS:

         Certain of the Portfolios may invest in  convertible  securities.  Convertible  securities  are bonds,  notes,  debentures and preferred  stocks that may be converted  into or exchanged  for shares of common stock.  Many  convertible  securities  are rated below investment  grade because they fall below  ordinary debt  securities in order of preference or priority on the issuer's  balance sheet.
Convertible  securities  generally  participate  in the  appreciation  or  depreciation  of the  underlying  stock  into which they are convertible,  but to a lesser  degree.  Frequently,  convertible  securities  are  callable by the issuer,  meaning that the issuer may force conversion before the holder would otherwise choose.

         Warrants  are options to buy a stated  number of shares of common  stock at a specified  price any time during the life of the warrants.  The value of warrants may fluctuate  more than the value of the securities  underlying  the warrants.  A warrant will expire without value if the rights under such warrant are not exercised prior to its expiration date.

WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD COMMITMENT TRANSACTIONS:

         The Portfolios may purchase  securities on a when-issued,  delayed-delivery  or forward  commitment basis.  These transactions generally  involve the  purchase of a security  with payment and  delivery  due at some time in the future.  A Portfolio  does not earn interest on such  securities  until  settlement and bears the risk of market value  fluctuations in between the purchase and settlement dates.  If the seller  fails to complete  the sale,  the  Portfolio  may lose the  opportunity  to obtain a favorable  price and yield.
While the Portfolios will generally engage in such when-issued,  delayed-delivery  and forward commitment  transactions with the intent of actually acquiring the securities, a Portfolio may sometimes sell such a security prior to the settlement date.

                  Certain  Portfolios may also sell  securities on a  delayed-delivery  or forward  commitment  basis. If the Portfolio does so, it will not  participate  in future gains or losses on the  security.  If the other party to such a  transaction  fails to pay for the securities, the Portfolio could suffer a loss.

ILLIQUID AND RESTRICTED SECURITIES:

         Subject  to  guidelines  adopted  by the  Trustees  of the  Trust,  each  Portfolio  may invest up to 15% of its net assets in illiquid  securities.  Illiquid  securities  are those that,  because of the absence of a readily  available  market or due to legal or contractual  restrictions on resale,  cannot be sold within seven days in the ordinary course of business at  approximately  the amount at which the  Portfolio has valued the  investment.  Therefore,  a Portfolio  may find it difficult to sell illiquid  securities at the time considered  most  advantageous by its Sub-advisor and may incur expenses that would not be incurred in the sale of securities that were freely marketable.

         Certain  securities that would otherwise be considered  illiquid because of legal restrictions on resale to the general public may be traded among  qualified  institutional  buyers under Rule 144A of the Securities Act of 1933.  These Rule 144A  securities,  and well as  commercial  paper that is sold in private  placements  under Section 4(2) of the  Securities  Act, may be deemed liquid by the
Portfolio's  Sub-advisor  under the  guidelines  adopted  by the  Trustees  of the  Trust.  However,  the  liquidity  of a  Portfolio's investments in Rule 144A securities could be impaired if trading does not develop or declines.

REPURCHASE AGREEMENTS:

         Each Portfolio may enter into repurchase  agreements.  Repurchase  agreements are agreements by which a Portfolio  purchases a security  and obtains a  simultaneous  commitment  from the seller to  repurchase  the  security at an agreed upon price and date.  The resale price is in excess of the purchase  price and reflects an agreed upon market rate  unrelated to the coupon rate on the purchased security.  Repurchase  agreements  must be  fully  collateralized  and  can be  entered  into  only  with  well-established  banks  and broker-dealers  that  have been  deemed  creditworthy  by the  Sub-advisor.  Repurchase  transactions  are  intended  to be  short-term transactions,  usually with the seller  repurchasing the securities within seven days.  Repurchase  agreements that mature in more than seven days are subject to a Portfolio's limit on illiquid securities.

         A  Portfolio  that  enters  into a  repurchase  agreement  may lose money in the event that the other  party  defaults  on its obligation  and the Portfolio is delayed or prevented  from  disposing of the  collateral.  A Portfolio  also might incur a loss if the value of the  collateral  declines,  and it might  incur  costs in selling the  collateral  or  asserting  its legal  rights  under the agreement.  If a defaulting seller filed for bankruptcy or became  insolvent,  disposition of collateral might be delayed pending court action.

REVERSE REPURCHASE AGREEMENTS:

         Certain  Portfolios may enter into reverse  repurchase  agreements.  In a reverse  repurchase  agreement,  a Portfolio sells a portfolio  instrument and agrees to repurchase it at an agreed upon date and price,  which reflects an effective  interest rate. It may also be viewed as a borrowing of money by the Portfolio and, like borrowing  money,  may increase  fluctuations in a Portfolio's  share price.  When entering into a reverse  repurchase  agreement,  a Portfolio must set aside on its books cash or other liquid assets in an amount sufficient to meet its repurchase obligation.

BORROWING:

         Each  Portfolio  may borrow  money from  banks.  Each  Portfolio's  borrowings  are  limited  so that  immediately  after such borrowing the value of the  Portfolio's  assets  (including  borrowings)  less its liabilities  (not including  borrowings) is at least three times the amount of the  borrowings.  Should a Portfolio,  for any reason,  have borrowings that do not meet the above test, such
Portfolio must reduce such  borrowings so as to meet the necessary test within three business days. If a Portfolio  borrows money,  its share price may fluctuate more widely until the borrowing is repaid.

LENDING PORTFOLIO SECURITIES:

         Each  Portfolio  may lend  securities  with a value of up to 33 1/3% of its  total  assets  to  broker-dealers,  institutional investors,  or others for the  purpose of  realizing  additional  income.  Voting  rights on loaned  securities  typically  pass to the borrower,  although a Portfolio has the right to terminate a securities  loan,  usually within three business days, in order to vote on significant  matters or for other reasons.  All securities loans will be  collateralized  by cash or securities issued or guaranteed by the U.S.  Government  or its  agencies  at least  equal in value to the market  value of the loaned  securities.  Nonetheless,  lending securities  involves  certain risks,  including the risk that the Portfolio will be delayed or prevented from recovering the collateral if the borrower fails to return a loaned security.

OTHER INVESTMENT COMPANIES:

         The Company has made arrangements  with certain money market mutual funds so that the Sub-advisors for the various  Portfolios can  "sweep"  excess  cash  balances  of the  Portfolios  to those  funds for  temporary  investment  purposes.  In  addition,  certain
Sub-advisors  may invest Portfolio  assets in money market funds that they advise or in other  investment  companies.  Mutual funds pay their own operating  expenses,  and the Portfolios,  as shareholders in the money market funds, will indirectly pay their proportionate share of such funds' expenses.

SHORT SALES "AGAINST THE BOX":

         While none of the Portfolios will make short sales generally the AST American  Century  International  Growth  Portfolio,  and
the AST  American  Century  International  Growth  Portfolio  II may make short sales  "against  the box." A short sale against the box involves selling a security that the Portfolio owns, or has the right to obtain without  additional  costs, for delivery at a specified date in the future.  A Portfolio may make a short sale against the box to hedge against  anticipated  declines in the market price of a portfolio  security.  If the value of the security sold short increases instead,  the Portfolio loses the opportunity to participate in the gain.

Mailing Address
American Skandia Trust
One Corporate Drive
Shelton, CT 06484

Investment Manager
American Skandia Investment Services, Incorporated
One Corporate Drive
Shelton, CT 06484

Sub-Advisor
American Century Investment Management, Inc.

Custodians
PFPC Trust Company
Airport Business Center, International Court 2
200 Stevens Drive
Philadelphia, PA 19113

The Chase Manhattan Bank
One Pierrepont Plaza
Brooklyn, NY 11201

Administrator
Transfer and Shareholder Servicing Agent
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Independent Accountants
Deloitte  & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Stradley Ronon Stevens  & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INVESTOR INFORMATION SERVICES:

         Shareholder  inquiries  should be made by calling (800) 752-6342 or by writing to the American  Skandia Trust at One Corporate
Drive, Shelton, Connecticut 06484.

         Additional  information  about the Portfolios is included in a Statement of Additional  Information,  which is incorporated by reference into this Prospectus.  Additional  information  about the Portfolios'  investments is available in the annual and semi-annual reports to holders of variable  annuity  contracts  and  variable  life  insurance  policies.  In the annual  reports,  you will find a discussion of the market  conditions and investment  strategies that  significantly  affected each Portfolio's  performance  during its last fiscal year.  The  Statement of Additional  Information  and  additional  copies of annual and  semi-annual  reports are available without charge by calling the above number.

         Delivery of Prospectus  and other  Documents to  Households.  To lower costs and eliminate  duplicate  documents  sent to your address,  the Trust, in accordance with applicable  laws and  regulations,  may begin mailing only one copy of the Trust's  prospectus, prospectus supplements,  annual and semi-annual reports, proxy statements and information  statements,  or any other required documents to your address  even if more than one  shareholder  lives  there.  If you have  previously  consented  to have any of these  documents delivered to multiple  investors at a shared address,  as required by law, and wish to revoke this consent of otherwise would prefer to continue to receive  your own copy,  you should call  1-800-SKANDIA  or write to "American  Skandia  Trust,  c/o American  Skandia Life
Assurance  Corporation." at P.O. Box 7038,  Bridgeport,  CT 06601-9642.  The Trust will begin sending  individual  copies to you within thirty days of receipt of revocation.

         The  information in the Trust's  filings with the Securities  and Exchange  Commission  (including the Statement of Additional
Information)  is available from the  Commission.  Copies of this  information  may be obtained,  upon payment of  duplicating  fees, by electronic request to  PUBLICINFO@SEC.GOV  or by writing the Public Reference Section of the Commission,  Washington,  D.C. 20549-0102.
                       ------------------
The  information  can also be reviewed and copied at the  Commission's  Public  Reference Room in Washington,  D.C.  Information on the
operation of the Public  Reference Room may be obtained by calling the Commission at  1-202-942-8090.  Finally,  information  about the
Trust is available on the EDGAR database on the Commission's Internet site at HTTP://WWW.SEC.GOV.
                                                                              ------------------

Investment Company Act File No. 811-5186

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                                                        AMERICAN SKANDIA TRUST

                                           Proxy for Special Meeting of Shareholders of THE
                                        AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO II
                                                   to be held on September 12, 2001

         The  undersigned  hereby  appoints  Maureen  Gulick  and  Deirdre  Burke  and  each of them as the  proxy  or  proxies  of the undersigned,  with full power of  substitution,  to vote on behalf of the  undersigned  all shares of beneficial  interest of the above stated  Portfolio of American  Skandia Trust (or the "Trust")  which the  undersigned  is entitled to vote at a Special  Meeting of the
Shareholders  of the  Portfolio  to be held at 10:00  a.m.,  Eastern  Time,  on  September  12, 2001 at the offices of the Trust at One
Corporate Drive,  10th Floor,  Shelton,  Connecticut and at any adjournments  thereof,  upon the matters  described in the accompanying
Prospectus/Proxy  Statement  and upon any other  business that may properly come before the meeting or any  adjournment  thereof.  Said proxies are directed to vote or to refrain from voting as checked below.

                             PLEASE SIGN BELOW AND RETURN PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

         The  undersigned  acknowledges  receipt with this proxy of a copy of the Notice of Special  Meeting of Shareholders of the AST
American  Century  International  Growth Portfolio II of the Trust and the accompanying  Prospectus/Proxy  Statement.  If a contract is jointly held,  each contract owner named should sign. If only one signs,  his or her signature  will be binding.  If the contract owner is a trust,  custodial  account or other  entity,  the name of the trust or the  custodial  account  should be entered and the trustee, custodian,  etc.  should  sign in his or her own  name,  indicating  that he or she is  "Trustee,"  "Custodian,"  or  other  applicable designation.  If the contract owner is a partnership,  the partnership  should be entered and the partner should sign in his or her own name, indicating that he or she is a "Partner."

THIS PROXY IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST.

                                                                                ACCOUNT NUMBER:
                                                                                UNITS:
                                                                                CONTROL NO:

To vote by Internet

1)  Read the Proxy Statement and have the Proxy card below at hand.
2)  Got to website WWW.AMERICANSKANDIA.COM
                   -----------------------
3)  Enter the 12-digit control number set forth on the proxy card and follow simple instructions.

To vote by Mail

1)       Read the Proxy Statement
2)       Check the appropriate boxes on the proxy card below.
3)       Sign and date the proxy card.
4)       Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:            KEEP THIS PORTION FOR YOUR RECORDS
---------------------------------------------------------------------------------------------------------
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED                    DETACH AND RETURN THIS PORTION ONLY

AMERICAN SKANDIA TRUST - AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO II

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS VOTING FOR THE FOLLOWING PROPOSALS:

THE UNITS REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSALS IF NO CHOICE IS INDICATED.

                                                                                      For  Against    Abstain

1.      PROPOSAL  TO  APPROVE a PLAN OF  REORGANIZATION  OF THE TRUST ON BEHALF OF    []     []         []
        THE ast AMERICAN  CENTURY  INTERNATIONAL  GROWTH  PORTFOLIO ii ("PORTFOLIO
        ii")  AND  THE  AST  AMERICAN  cENTURY   INTERNATIONAL   GROWTH  PORTFOLIO
        ("PORTFOLIO  i") OF THE  tRUST,  THAT  PROVIDES  FOR  THE  ACQUISITION  OF
        SUBSTANTIALLY  ALL OF THE ASSETS OF PORTFOLIO ii IN EXCHANGE FOR SHARES OF
        PORTFOLIO  i, THE  DISTRIBUTION  OF SUCH  SHARES  TO THE  SHAREHOLDERS  OF
        PORTFOLIO ii, AND THE LIQUIDATION AND DISSOLUTION OF PORTFOLIO ii.

Please be sure to sign and date this Proxy

__________________________________        Date: _________            ___________________________          Date: ________
Signature [PLEASE SIGN WITHIN BOX]                                   Signature (Joint Owners)
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